UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
May 31, 2023
Annual
Report
Fund Name Class A Class C Class I
Nuveen Arizona Municipal Bond Fund FAZTX FZCCX NMARX
Nuveen Colorado Municipal Bond Fund FCOTX FAFKX FCORX
Nuveen Maryland Municipal Bond Fund NMDAX NACCX NMMDX
Nuveen New Mexico Municipal Bond Fund FNMTX FNCCX FNMRX
Nuveen Pennsylvania Municipal Bond Fund FPNTX FPCCX NBPAX
Nuveen Virginia Municipal Bond Fund FVATX FVCCX NMVAX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 11
About the Funds’ Benchmarks 12
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries 13
Yields 32
Expense Examples 34
Report of Independent Registered Public Accounting Firm 36
Portfolios of Investments 37
Statement of Assets and Liabilities 98
Statement of Operations 100
Statement of Changes in Net Assets 102
Financial Highlights 105
Notes to Financial Statements 117
Important Tax Information 131
Additional Fund Information 132
Glossary of Terms Used in this Report 133
Liquidity Risk Management Program 134
Annual Investment Management Agreement Approval Process 135
Trustees and Officers 142

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks since 2022 to contain inflation have begun to take effect. From March 2022 to May
2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, then left the rate unchanged in June 2023, marking the fastest interest rate hiking cycle in its history.
Inflation rates in the U.S. and across most of the world have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S. gross domestic product grew 2.1% in 2022 overall compared to 2021 and expanded at a moderate pace of 2.0% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First Republic Bank) and
major European bank Credit Suisse in March 2023 is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the U.S. debt ceiling faded after the government agreed in June
2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
July 21, 2023

Important Notices
For Shareholders of
Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen Maryland Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended May 31, 2024.

Portfolio Managers’
Comments

Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen Maryland Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers include Michael S. Hamilton for the Nuveen Arizona Municipal Bond Fund and
Nuveen New Mexico Municipal Bond Fund, Christopher L. Drahn, CFA, for the Nuveen Colorado Municipal Bond Fund, Stephen J.
Candido, CFA, for the Nuveen Maryland Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund and Paul L. Brennan, CFA,
for the Nuveen Pennsylvania Municipal Bond Fund.
Here the Funds’ portfolio managers review U.S. economic and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended May 31, 2023. For more information on the Funds’
investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and municipal bond market during the twelve-month reporting period ended May
31, 2023?
U.S. economic growth continued to moderate amid high inflation and tightening financial conditions during the twelve-month period ended May 31, 2023. In the first quarter of 2023, the economy expanded at an annualized rate of 2%, according to the
U.S. Bureau of Economic Analysis, compared to 2.1% in 2022 overall. At the start of the reporting period, inflation rose sharply because of supply chain disruptions and high food and energy prices related to the pandemic, the Russia-Ukraine war and China’s zero-COVID restrictions (eventually lifted in December 2022). Inflation during the reporting period reached its peak level in the U.S.
in June 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate eight times during the reporting period, bringing it to a range of 5.00% to 5.25% as of May
2023. At the June 2023 meeting (subsequent to the close of this reporting period), the Fed opted to leave rates unchanged. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon Valley Bank and
Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023,
Swiss bank UBS agreed to buy Credit Suisse, which was considered to be vulnerable in the current environment. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and
U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of May 2023, the unemployment rate remained near its pre-pandemic low of 3.7%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the
U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
The broad municipal bond market was impacted by interest rate volatility and economic uncertainty during the reporting period.
Municipal yields rose across the maturity spectrum, but the move was uneven. The greatest increase in yields was at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening to combat persistently high inflation. Yields at the long end of the municipal curve also rose significantly, but intermediate and intermediate-long maturities saw relatively smaller yield increases. Overall, shorter maturities generally outperformed longer maturities during the reporting period. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds, particularly in the first half of the reporting period. Fund flows have stabilized and began to improve in 2023. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, although there was some widening as the market sell-off continued.

Portfolio Managers’ Comments
(continued)

What were the economic and market environments in Arizona, Colorado, Maryland, New Mexico, Pennsylvania and Virginia
during the twelve-month reporting period ended May 31, 2023?
Arizona’s economy has recouped pandemic-related job losses, with nonfarm payrolls increasing since April 2020. As of May 2023,
Arizona’s unemployment rate was 3.4%, compared with 3.7% for the nation. On May 12, 2023, Governor Katie Hobbs signed the state’s $17.8 billion general fund budget for fiscal year 2024 (July 1, 2023, to June 30, 2024), which represented a slight decrease from fiscal year 2023. The budget makes a $250 million deposit into the rainy day fund and focuses on investments in education, water and affordable housing. The state projects it will end fiscal year 2024 with $1.6 billion in the rainy day fund. Arizona does not issue general obligation bonds per its constitution but does issue certificates of participation and lease revenue bonds. As of May
2023, S&P and Moody’s held Arizona’s issuer credit rating at AA and Aa1, respectively, with a stable outlook. Arizona municipal bond new issuance totaled $3.6 billion for the twelve-month period ended May 31, 2023, a 53% decrease from the same period a year earlier.
Colorado outpaced national economic growth throughout the pandemic-led downturn and subsequent recovery. As of May 2023, the state’s unemployment rate was 2.8%, below the national unemployment rate of 3.7%. General fund revenue increased 23.7%
during fiscal year 2022 (July 1, 2021, to June 30, 2022) to $17.7 billion, and the state’s $3.2 billion ending reserve balance was
18.1% of revenue. Despite an income tax rate cut approved at the November 2022 election, the state expects fiscal year 2023 general fund revenue to remain flat at $17.7 billion. As of May 2023, Colorado carried credit ratings of Aa2 and AA- from Moody’s and S&P, respectively. Colorado municipal bond new issuance totaled $10.9 billion for the twelve-month period ended May 31,
2023, a 4.3% decrease from the same period a year earlier.
In 2022, Maryland’s real GDP remained flat after growing strongly by 4.6% in 2021. As of May 2023, the state’s unemployment rate was 2.4%, below the national rate of 3.7%. In fiscal year 2022 (July 1, 2021, to June 30, 2022), general fund revenues were 18.6%
higher than the year prior, and general fund expenditures increased by 12.1%. Maryland ended fiscal year 2022 with $1.8 billion in various reserve funds, making it the fifth consecutive year the state ended in a general fund surplus. Fiscal year 2023 is expected to end in another surplus with additional contributions to the rainy day fund. As of May 2023, Moody’s, S&P and Fitch rated Maryland general obligation debt at Aaa/AAA/AAA with stable outlooks. Maryland municipal bond new issuance totaled $4.4 billion for the twelve-month period ended May 31, 2023, a 44.2% decrease from the same period a year earlier.
New Mexico continued its post-pandemic recovery in 2022, with real GDP growing approximately 1.1%. As of May 2023, the state’s unemployment rate stood at 3.5%, slightly lower than the national rate of 3.7%. The state’s economy is driven by oil and gas extraction, making it sensitive to energy price volatility and federal budget changes. Energy revenues made up an estimated 32%
of recurring general fund revenues in fiscal year 2023 (July 1, 2022, to June 30, 2023) and are projected to rise to 36% of recurring revenues in fiscal year 2024. The recent rebound in oil and gas production activity has supplemented the state’s recovery. General fund recurring revenues during fiscal year 2022 (July 1, 2021, to June 30, 2022) grew by 19.7% to $9.7 billion. The state’s general fund recurring revenues in fiscal year 2023 are projected to have increased by 11.4% to $10.8 billion. The state is projecting a slight deficit and use of reserves in fiscal year 2023. General fund reserves for fiscal year 2023 are projected to decline to $2.8 billion, primarily as a result of one-time capital spending. In March 2023, the state passed a record-high $9.6 billion budget for fiscal year
2024 (July 1, 2023, to June 30, 2024), an increase of $1.2 billion, or 13.9%, over the fiscal year 2023 operating budget. The state projects it will end fiscal year 2024 with general fund reserves of $3.4 billion. As of May 2023, New Mexico’s general obligation bonds were rated Aa2 from Moody’s and AA by S&P with stable outlooks. New Mexico municipal bond new issuance totaled $1.9 billion for the twelve-month period ended May 31, 2023, a 2.4% decrease from the same period a year earlier.
Pennsylvania has the sixth largest economy in the country, with a 2022 real GDP of $726 billion. The state benefits from a highly diversified economy, and its financial position has improved significantly in recent years, although it has lagged the U.S. for the better part of a decade in terms of employment, GDP and income growth. The unemployment rate as of May 2023 was 4.0% for the commonwealth, compared to 3.7% for the nation. Despite a slower jobs recovery compared to other states, Pennsylvania’s financial position has improved significantly because of strong revenues and substantial federal stimulus aid. This has enabled the commonwealth to set aside solid budget reserves over the past two fiscal years. General fund tax revenues exceeded the budget by $5.3 billion, or 14.3%, in fiscal year 2022 (July 1, 2021, to June 30, 2022). As of February 2023, fiscal year 2023 general fund collections totaled $26.1 billion, which was 2.6% above estimate. In March 2023, Governor Josh Shapiro proposed his first budget for the commonwealth, which calls for total operating spending from all funds of $117.6 billion, including $44.4 billion in general fund spending, an 8.0% increase, and $45.8 billion in federal fund spending, a 2.3% decrease. The governor’s recommended budget estimates a general fund ending balance of $5.6 billion for fiscal year 2024. As a result, the state deposited $2.1 billion into the budget stabilization reserve fund in September 2022, bringing the total to $5 billion or 42.6 days of general fund expenditures, which is near the national median. As of May 2023, Pennsylvania’s general obligation debt was rated Aa3 by Moody’s and A+ by
S&P. Pennsylvania municipal bond new issuance totaled $10.0 billion for the twelve-month period ended May 31, 2023, a 37%
decrease from the same period a year earlier.

In 2022, Virginia’s real GDP grew a modest 1.5% after growing strongly at 5.5% in 2021. As of May 2023, the unemployment rate was 2.9%, below the national rate of 3.7%. In fiscal year 2022 (July 1, 2021, to June 30, 2022), general fund revenues were 11.9%
higher than the year prior, and general fund expenditures increased only 9.4%. This is the fourth consecutive year the state ended in a general fund surplus. Virginia issues biennium budgets with annual amendments. The fiscal year 2022-2024 budget is currently in surplus, and the House and Senate are still negotiating amendments for the 2023-2024 portion. As of May 2023, Moody’s, S&P and
Fitch rated Virginia general obligation debt at Aaa/AAA/AAA with stable outlooks. Virginia municipal bond new issuance totaled
$4.6 billion for the twelve-month period ended May 31, 2023, a 62.8% decrease from the same period a year earlier.
Nuveen Arizona Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Arizona state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the
Fund’s income earnings and capture tax efficiencies. In addition, particularly during the fourth quarter of 2022, when the municipal bond market was at a relative low point, the portfolio management team selectively took advantage of opportunities to invest in attractively valued bonds.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Arizona Municipal Bond Fund underperformed the S&P Municipal Bond Arizona Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Arizona Index.
The primary detractor from the Fund’s relative performance was its overweight to longer-duration bonds. With the Fed rapidly raising short-term interest rates during the reporting period, the Fund’s overweight to longer-duration bonds made it more sensitive to rising interest rates and detracted. Another detractor from relative performance was the Fund’s overweight to the higher education sector, which underperformed as student enrollments generally continued to decline. Additionally, an underweight to
AAA rated credit detracted. Higher rated credit tended to outperform relative to lower quality throughout the challenging fixed income market environment prevalent during the reporting period.
The Fund’s underperformance was partially offset by an overweight to AA rated bonds, which outperformed along with other higher quality credit. The Fund’s underweight to industrial development revenue/pollution control revenue (IDR/PCR) bonds, which underperformed during the reporting period, also contributed to relative performance.
Nuveen Colorado Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Colorado state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the
Fund’s income earnings and capture tax efficiencies. Throughout the reporting period, the portfolio management team also focused on boosting the Fund’s income for dividend distribution.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Colorado Municipal Bond Fund underperformed the S&P Municipal Bond Colorado Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Colorado Index.

Portfolio Managers’ Comments
(continued)

The Fund’s underperformance was primarily driven by its overweight to bonds with 4% coupons, which generally were also longer duration, and underperformed as interest rates rose during the reporting period.
Partially offsetting the Fund’s underperformance was its underweight to bonds with coupons below 4%, which were some of the weakest performers as interest rate rose. Additionally, favorable security selection in the health care sector, specifically in hospital bonds, contributed to the Fund’s relative performance.
Nuveen Maryland Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Maryland state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in opportunistic trades to support the Fund’s income. The portfolio management team also engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. Additionally, the portfolio management team took advantage of market conditions to buy bonds in sectors it believed were trading at attractive valuations.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Maryland Municipal Bond Fund underperformed the S&P Municipal Bond Maryland Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Maryland Index.
Duration positioning was the largest detractor from relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s overweight to longer-duration securities and corresponding underweight to shorter-
duration securities made it more sensitive to rising interest rates and detracted. The Fund’s credit quality positioning also detracted from relative performance. With higher rated bonds generally outperforming their lower rated counterparts during the reporting period, the Fund’s overweights to bonds with credit ratings of A and below hampered relative performance. The Fund’s lower-
coupon housing bonds, which lagged in a rising rate environment, also detracted.
During the reporting period, there were no material contributors that offset the Fund’s underperformance.
Nuveen New Mexico Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New Mexico state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the
Fund’s income earnings and capture tax efficiencies. The portfolio management team also focused on extending the Fund’s duration to enhance its income. In addition, particularly during the fourth quarter of 2022, when the municipal bond market was at a relative low point, the portfolio management team took advantage of opportunities to invest in attractively valued bonds.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen New Mexico Municipal Bond Fund underperformed the S&P Municipal Bond New Mexico Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New Mexico Index.
The most notable detractor from the Fund’s relative performance was its overweight to the A rated credit category, especially among the portfolio’s longer-duration bonds. With lower rated bonds generally underperforming their higher rated counterparts during the reporting period, the Fund’s credit positioning hampered relative performance. In addition, the Fund’s allocation in longer-duration water/sewer bonds, which underperformed, detracted.
The Fund’s relative performance was partially offset by its overweight to tax-supported bonds, especially dedicated-tax bonds, which outperformed during the reporting period. An underweight to the lagging health care bond sector also added value.
Nuveen Pennsylvania Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Pennsylvania state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the
Fund’s income earnings and capture tax efficiencies. The portfolio management team also engaged in opportunistic purchasing.
This entailed taking advantage of opportunities to acquire attractively valued bonds.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund underperformed the S&P Municipal Bond Pennsylvania Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Pennsylvania Index.
The largest detractor from the Fund’s relative performance was its duration positioning. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s longer duration relative to the benchmark made it more sensitive to rising interest rates and detracted. Another detractor was the Fund’s credit quality positioning. With higher rated bonds generally outperforming lower rated credits during the reporting period, the Fund’s overweight in bonds rated A and below investment grade hampered relative performance.
The Fund’s underperformance was partially offset by an equity holding in Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-
carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of
Vistra. In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.
For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
The Fund also used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure during the reporting period. Long-term interest rates generally rose during the period, and the futures had a negligible impact on performance.
Nuveen Virginia Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Virginia state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in opportunistic trades to support the Fund’s income. The
Fund also engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies.
Additionally, the portfolio management team took advantage of market conditions to buy bonds in sectors it believed were trading at attractive valuations.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Virginia Municipal Bond Fund underperformed the S&P Municipal Bond Virginia Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Virginia Index.
Duration positioning was the largest detractor from relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s overweight to longer-duration securities and underweight to shorter-duration securities made it more sensitive to rising interest rates and detracted. The Fund’s credit quality positioning also detracted from relative performance. With higher rated bonds generally outperforming their lower rated counterparts during the reporting period, the
Fund’s overweights to non-rated and below investment grade credit ratings hampered relative performance. The Fund’s lower coupon housing bonds, which lagged in a rising rate environment, also detracted from relative performance.
During the reporting period, there were no material contributors that offset the Fund’s underperformance.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

About the Funds’ Benchmarks
Lipper Maryland Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Maryland Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge.
Lipper Pennsylvania Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Virginia Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Virginia Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
S&P Municipal Bond Arizona Index:
An index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Colorado Index:
An index designed to measure the performance of the tax-exempt Colorado municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Maryland Index:
An index designed to measure the performance of the tax-exempt Maryland municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Mexico Index:
An index designed to measure the performance of the tax-exempt New Mexico municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Pennsylvania Index:
An index designed to measure the performance of the tax-exempt Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Virginia Index:
An index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Arizona Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Arizona Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/29/86 (1.03)% 1.03% 1.91% 0.81%
Class A at maximum Offering Price 10/29/86 (5.17)% 0.17% 1.48% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Arizona Index — (0.32)% 1.53% 2.22% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/03/97 (0.83)% 1.23% 2.11% 0.61%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.91)% 0.21% 1.60% 1.61%
Class C at maximum Offering Price 2/10/14 (1.91)% 0.21% 1.60% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2023 (continued)
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 98.0%
Other Assets & Liabilities, Net 2.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Arizona 93.5%
Puerto Rico 4.1%
Guam 1.5%
Virgin Islands 0.9%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 23.5%
Tax Obligation/Limited 22.9%
Utilities 16.0%
Tax Obligation/General 14.1%
Health Care 12.8%
Transportation 5.2%
Other 5.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.1%
AAA 9.5%
AA 59.0%
A 13.3%
BBB 4.2%
BB or Lower 3.3%
N/R (not rated) 9.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Arizona personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Colorado Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Colorado Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 5/04/87 (0.63)% 1.26% 2.34% 0.77%
Class A at maximum Offering Price 5/04/87 (4.77)% 0.39% 1.91% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Colorado Index — 0.24% 1.88% 2.78% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/25/97 (0.44)% 1.44% 2.55% 0.57%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.44)% 0.44% 1.95% 1.57%
Class C at maximum Offering Price 2/10/14 (1.44)% 0.44% 1.95% –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries May 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97 .0%
Short-Term Municipal Bonds 1 .8%
Other Assets & Liabilities, Net 1.2%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Colorado 98.6%
Puerto Rico 1.0%
California 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 31.9%
Health Care 15.6%
Utilities 15.1%
Tax Obligation/General 13.5%
Education and Civic
Organizations 7.4%
Transportation 7.1%
U.S. Guaranteed 6.8%
Other 2.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.8%
AAA 2.9%
AA 58.5%
A 14.5%
BBB 5.8%
BB or Lower 1.9%
N/R (not rated) 9.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Colorado personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Maryland Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Maryland Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 (1.11)% 0.88% 1.66% 0.78%
Class A at maximum Offering Price 9/07/94 (5.24)% 0.03% 1.23% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Maryland Index — 0.23% 1.40% 1.90% —
Lipper Maryland Municipal Debt Funds Classification Average — (0.37)% 0.94% 1.39% —
Class I 2/28/92 (1.02)% 1.08% 1.86% 0.58%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.94)% 0.09% 1.53% 1.58%
Class C at maximum Offering Price 2/10/14 (1.94)% 0.09% 1.53% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2023 (continued)
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97 .9%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Maryland 81.2%
Puerto Rico 6.4%
Guam 2.7%
District of Columbia 2.5%
California 2.2%
New York 1.1%
Virgin Islands 1.1%
Pennsylvania 0.9%
Texas 0.8%
New Jersey 0.4%
Virginia 0.4%
Ohio 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 19.0%
Health Care 17.6%
Tax Obligation/General 11.3%
Housing/Multifamily 10.3%
Transportation 10.2%
Education and Civic
Organizations 6.6%
Utilities 6.2%
U.S. Guaranteed 4.9%
Housing/Single Family 4.4%
Other 9.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.8%
AAA 9.7%
AA 26.6%
A 23.7%
BBB 15.4%
BB or Lower 6.3%
N/R (not rated) 13.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Maryland personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New Mexico Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Mexico Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 9/16/92 (1.05)% 1.10% 1.66% 0.84%
Class A at maximum Offering Price 9/16/92 (5.19)% 0.23% 1.22% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond New Mexico Index — 0.04% 1.39% 1.78% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/24/97 (0.91)% 1.31% 1.85% 0.64%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.93)% 0.29% 1.41% 1.64%
Class C at maximum Offering Price 2/10/14 (1.93)% 0.29% 1.41% –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries May 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 98 .7%
Other Assets & Liabilities, Net 1.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Mexico 84.6%
Puerto Rico 5.6%
Guam 4.0%
Virgin Islands 3.0%
Minnesota 1.3%
Washington 0.9%
Arizona 0.6%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 37.2%
Utilities 27.2%
Health Care 10.3%
Tax Obligation/General 8.7%
Education and Civic
Organizations 6.2%
Housing/Single Family 4.1%
U.S. Guaranteed 3.5%
Other 2.8%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 26.5%
AA 41.7%
A 8.2%
BBB 4.3%
BB or Lower 3.2%
N/R (not rated) 12.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Mexico personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Pennsylvania Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/29/86 (2.27)% 1.23% 2.19% 0.76%
Class A at maximum Offering Price 10/29/86 (6.35)% 0.37% 1.76% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Pennsylvania Index — (0.19)% 1.74% 2.50% —
Lipper Pennsylvania Municipal Debt Funds Classification Average — (1.26)% 1.04% 1.78% —
Class I 2/03/97 (2.07)% 1.42% 2.39% 0.56%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (3.07)% 0.42% 1.78% 1.56%
Class C at maximum Offering Price 2/10/14 (3.07)% 0.42% 1.78% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2023 (continued)
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 93.1%
Common Stocks 5.6%
Other Assets & Liabilities, Net 1.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Pennsylvania 98.3%
Puerto Rico 1.0%
New Jersey 0.7%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 18.7%
Health Care 17.1%
Education and Civic
Organizations 12.3%
Housing/Single Family 11.6%
Utilities 8.9%
Transportation 8.0%
Long-Term Care 6.6%
U.S. Guaranteed 5.6%
Other 5.6%
Common Stocks 5.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.6%
AAA 2.0%
AA 43.3%
A 28.4%
BBB 6.2%
BB or Lower 3.4%
N/R (not rated) 5.5%
N/A (not applicable) 5.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Pennsylvania personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Virginia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Virginia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 3/27/86 (0.89)% 0.94% 1.77% 0.76%
Class A at maximum Offering Price 3/27/86 (5.04)% 0.08% 1.33% –
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Virginia Index — (0.05)% 1.49% 2.14% —
Lipper Virginia Municipal Debt Funds Classification Average — (1.12)% 0.73% 1.36% —
Class I 2/03/97 (0.68)% 1.14% 1.97% 0.56%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.68)% 0.14% 1.60% 1.56%
Class C at maximum Offering Price 2/10/14 (1.68)% 0.14% 1.60% –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries May 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 98 .9%
Other Assets & Liabilities, Net 1.1%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Virginia 73.3%
District of Columbia 13.5%
Puerto Rico 6.2%
Guam 2.4%
Virgin Islands 1.3%
California 1.2%
Pennsylvania 0.9%
Texas 0.7%
Colorado 0.4%
New York 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 23.3%
Tax Obligation/Limited 18.1%
Health Care 15.8%
Education and Civic
Organizations 10.4%
U.S. Guaranteed 8.2%
Utilities 7.2%
Tax Obligation/General 6.5%
Other 10.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.1%
AAA 9.7%
AA 42.1%
A 13.8%
BBB 9.7%
BB or Lower 6.3%
N/R (not rated) 10.3%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of May 31, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.54% 1.81% 2.83%
SEC 30-Day Yield 3.10% 2.43% 3.43%
Taxable-Equivalent Yield (43.3%)
2
5.46% 4.28% 6.04%
Nuveen Colorado Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3.05% 2.35% 3.37%
SEC 30-Day Yield 3.11% 2.44% 3.44%
Taxable-Equivalent Yield (45.2%)
2
5.67% 4.45% 6.28%
Nuveen Maryland Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.96% 2.23% 3.28%
SEC 30-Day Yield 3.17% 2.51% 3.50%
Taxable-Equivalent Yield (46.6%)
2
5.75% 4.55% 6.35%
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.78% 2.08% 3.08%
SEC 30-Day Yield 2.97% 2.30% 3.30%
Taxable-Equivalent Yield (46.7%)
2
5.55% 4.30% 6.17%
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.57% 1.86% 2.87%
SEC 30-Day Yield 2.89% 2.22% 3.21%
Taxable-Equivalent Yield (43.9%)
2
5.13% 3.94% 5.70%

Nuveen Virginia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.99% 2.30% 3.31%
SEC 30-Day Yield 3.01% 2.35% 3.33%
Taxable-Equivalent Yield (46.6%)
2
5.60% 4.37% 6.19%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2023.
The beginning of the period is December 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,012.23 $ 1,008.26 $ 1,014.13
Expenses Incurred During the Period $ 4.16 $ 8.16 $ 3.16
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.79 $ 1,016.80 $ 1,021.79
Expenses Incurred During the Period $ 4.18 $ 8.20 $ 3.18
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63% and 0.63% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Colorado Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,016.90 $ 1,012.80 $ 1,016.81
Expenses Incurred During the Period $ 3.97 $ 7.98 $ 2.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.99 $ 1,017.00 $ 1,021.99
Expenses Incurred During the Period $ 3.98 $ 8.00 $ 2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Nuveen Maryland Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,016.83 $ 1,011.73 $ 1,016.73
Expenses Incurred During the Period $ 4.07 $ 8.08 $ 3.07
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.89 $ 1,016.90 $ 1,021.89
Expenses Incurred During the Period $ 4.08 $ 8.10 $ 3.07
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,013.46 $ 1,009.59 $ 1,014.61
Expenses Incurred During the Period $ 4.42 $ 8.42 $ 3.42
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.54 $ 1,016.55 $ 1,021.54
Expenses Incurred During the Period $ 4.43 $ 8.45 $ 3.43
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.88%, 1.68% and 0.68% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,007.62 $ 1,003.48 $ 1,008.53
Expenses Incurred During the Period $ 4.00 $ 7.94 $ 2.95
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.94 $ 1,017.00 $ 1,021.99
Expenses Incurred During the Period $ 4.03 $ 8.00 $ 2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Virginia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,016.17 $ 1,012.27 $ 1,016.35
Expenses Incurred During the Period $ 3.97 $ 7.98 $ 2.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.99 $ 1,017.00 $ 1,021.99
Expenses Incurred During the Period $ 3.98 $ 8.00 $ 2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Multistate Trust I and Shareholders of Nuveen Arizona
Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal
Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond
Fund and Nuveen Virginia Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal Bond
Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia
Municipal Bond Fund (six of the funds constituting Nuveen Multistate Trust I, hereafter collectively referred to as the
"Funds") as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023 and each of the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 26, 2023
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.0%
X 168,789,020 MUNICIPAL BONDS - 98.0%
X 168,789,020
Education and Civic Organizations - 23.1%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 1,023,910
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2023A, 5.500%, 7/01/48
7/33 at 100.00 AA 1,725,300
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 511,970
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA 1,698,440
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C:
300 5.000%, 7/01/43 7/31 at 100.00 AA 329,427
225 4.000%, 7/01/44 7/31 at 100.00 AA 222,469
300 4.000%, 7/01/45 7/31 at 100.00 AA 296,559
250 4.000%, 7/01/46 7/31 at 100.00 AA 246,477
940 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 947,407
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 1,536,825
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 Aa2 1,292,013
1,000 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 Aa2 1,097,300
500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Series 2019A, 5.000%, 6/01/38
6/29 at 100.00 Aa2 542,245
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 213,181
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 224,145
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 24,479
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 AA- 310,164
705 5.000%, 7/01/47 7/27 at 100.00 AA- 718,282
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 136,331
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 N/R 199,716
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 BB 406,687
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 AA- 796,685
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 AA- 1,157,176
75 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB+ 73,485

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 AA- $ 137,597
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
125 5.000%, 7/01/28 No Opt. Call AA- 131,946
125 5.000%, 7/01/29 No Opt. Call AA- 133,413
130 5.000%, 7/01/30 No Opt. Call AA- 139,837
125 5.000%, 7/01/31 No Opt. Call AA- 135,090
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 506,640
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 516,370
85 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 77,789
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A,
5.000%, 10/01/45
10/29 at 100.00 BBB 2,993,188
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 BBB 1,181,912
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41, 144A
7/29 at 100.00 BB 611,785
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 149,637
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 213,389
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 AA- 1,056,540
750 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A,
5.000%, 7/01/39
7/29 at 100.00 AA- 774,713
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2020,
5.250%, 7/01/45
7/29 at 100.00 AA- 1,033,110
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+ 463,182
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 354,308
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 Baa3 836,649
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 A2 2,726,400
775 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 804,527
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 A+ 698,961
800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 AA 817,624

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 AA $ 1,081,660
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 22,857
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB 399,104
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/35, 144A
7/25 at 100.00 BB+ 216,660
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 323,673
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 838,550
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
60 3.250%, 7/01/25 No Opt. Call BBB- 58,408
750 5.000%, 7/01/35 7/25 at 100.00 BBB- 762,300
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
5.000%, 7/01/43
7/28 at 100.00 AA- 829,704
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 1,036,110
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 92,834
320 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 279,949
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 98,967
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 25,094
65 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 67,824
250 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 241,490
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 AA 151,193
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 474,738
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 BB+ 483,670
Total Education and Civic Organizations 39,710,065

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 12.5%
$ 1,510 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A+ $ 1,523,213
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County
Regional Medical Center, Series 2020A:
105 4.000%, 9/01/36 9/30 at 100.00 A1 105,043
890 4.000%, 9/01/38 9/30 at 100.00 A1 869,156
405 4.000%, 9/01/39 9/30 at 100.00 A1 391,056
225 4.000%, 9/01/46 9/30 at 100.00 A1 201,699
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 AA- 913,319
1,400 5.000%, 2/01/40 2/30 at 100.00 AA- 1,482,432
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 AA- 1,525,056
1,000 4.000%, 2/01/40 2/32 at 100.00 AA- 969,810
Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A:
600 5.000%, 9/01/36 9/28 at 100.00 A+ 635,016
870 4.125%, 9/01/42 9/28 at 100.00 A+ 822,924
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 AA- 1,841,385
2,000 5.000%, 1/01/35 1/27 at 100.00 AA- 2,098,440
1,145 5.000%, 1/01/38 1/27 at 100.00 AA- 1,187,090
1,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- 956,920
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 A 534,693
1,350 4.000%, 4/01/46 4/31 at 100.00 A 1,230,053
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 304,531
750 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 751,013
Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical
Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 A+ 843,052
2,060 4.000%, 8/01/43 8/29 at 100.00 A+ 1,878,082
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 A 508,865
Total Health Care 21,572,848
Housing/Multifamily - 0.7%
500 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 AA 533,585
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 176,110
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 N/R 432,550
Total Housing/Multifamily 1,142,245

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.8%
$ 120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R $ 88,656
1,115 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB- 926,666
915 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 707,615
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 N/R 1,061,958
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 N/R 373,719
Total Long-Term Care 3,158,614
Tax Obligation/General - 13.8%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 AA 583,379
765 Dysart Unified School District Number 89, Maricopa County, Arizona,
General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27
7/24 at 100.00 AAA 777,316
425 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30
7/23 at 100.00 Aaa 425,689
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 Aaa 1,030,820
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 AA 1,579,335
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 AA 811,482
675 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2020, Series
202A, 4.000%, 7/01/38 - AGM Insured
7/30 at 100.00 AA 682,263
1,170 Maricopa County School District 14 Creighton Elementary, Arizona,
General Obligation Bonds, School Improvement Series 2021C, 4.000%,
7/01/35
7/31 at 100.00 Aa3 1,222,919
1,065 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aaa 1,146,994
370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aaa 391,153
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 Aaa 601,452
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 Aa3 1,136,047
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 AA 1,060,690
265 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, Improvement Second Series 2020, 4.000%,
7/01/40
7/29 at 100.00 AAA 266,068
275 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, School Improvement Project of 2015, Series
2021E, 3.000%, 7/01/40
7/30 at 100.00 AAA 235,557
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 Aa1 1,011,320
860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/35
7/27 at 100.00 AAA 913,208

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AAA $ 2,108,120
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 A1 794,640
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 730,255
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 1,139,400
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
7/23 at 100.00 AA 500,435
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 AA 770,228
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 751,613
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 844,176
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 AAA 1,054,025
500 Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%,
7/01/33
7/29 at 100.00 AAA 526,490
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 AA- 361,624
335 4.500%, 7/01/34 7/24 at 100.00 AA- 335,844
Total Tax Obligation/General 23,792,542
Tax Obligation/Limited - 22.4%
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 99,705
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 121,817
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,025,150
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 N/R 419,776
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 578,070
95 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 AA 516,730
450 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 450,274
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 528,530
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 1,048,820
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 AA 1,305,343
1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 AA 1,074,645
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R 138,085

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R $ 274,593
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.250%, 7/01/35
7/30 at 100.00 N/R 401,970
Eastmark Community Facilities District 2, Mesa, Arizona,
General Obligation Bonds, Series 2020:
315 4.000%, 7/15/30 No Opt. Call N/R 319,104
480 4.000%, 7/15/35 7/30 at 100.00 N/R 449,794
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 47,744
750 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2,
Series 2023, 5.750%, 7/01/46
7/32 at 100.00 N/R 740,520
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
7/23 at 100.00 AA 345,352
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 748,658
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 271,788
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 1,468,185
230 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 218,530
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
7/23 at 100.00 AA+ 968,090
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
1,170 4.000%, 7/15/32 7/26 at 100.00 Aa2 1,195,717
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 463,768
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 173,509
115 Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020, 4.000%,
7/01/40
7/30 at 100.00 AA+ 114,500
500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 506,725
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/39
8/28 at 100.00 AA 1,502,895
1,200 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 1,153,500
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 N/R 1,192,750
1,000 0.000%, 7/01/46 7/28 at 41.38 N/R 270,240
1,372 5.000%, 7/01/58 7/28 at 100.00 N/R 1,314,294
1,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 1,074,072
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 AA+ 533,000
560 4.000%, 8/01/35 8/26 at 100.00 AA+ 571,704
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA+ 812,296
4,900 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/50
8/30 at 100.00 AA+ 4,745,356

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
$ 600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA $ 607,620
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 910,287
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 AAA 831,935
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 AA 1,172,459
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 AAA 630,462
1,005 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/23 at 100.00 AA 1,005,593
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
7/23 at 100.00 N/R 1,091,188
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 2,250,169
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 AA 844,393
Total Tax Obligation/Limited 38,602,472
Transportation - 5.1%
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 Aa3 683,835
1,315 5.000%, 7/01/45 7/25 at 100.00 Aa3 1,337,316
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 Aa3 1,542,690
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Senior Lien Series 2013, 5.000%, 7/01/30, (AMT)
7/23 at 100.00 Aa2 1,001,060
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 Aa2 2,037,680
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 A 1,090,410
1,090 5.000%, 7/01/39 7/29 at 100.00 A 1,155,149
Total Transportation 8,848,140
U.S. Guaranteed - 2.9% (5)
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 595,251
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 269,795
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
110 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 113,072
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 500,650
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 437,241
1,040 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 1,057,961
1,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2015, 5.000%, 7/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 AAA 1,037,950
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA 952,591
Total U.S. Guaranteed 4,964,511

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 15.7%
$ 1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A+ $ 907,230
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 AA+ 1,328,420
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call Aa3 1,735,785
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 AA 2,003,839
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 813,037
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 AA 1,459,350
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 506,335
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 749,406
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 776,089
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 460,683
800 Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%,
7/01/43
7/29 at 100.00 Aa2 859,736
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
510 4.000%, 7/01/42 7/30 at 100.00 Aa2 506,741
500 4.000%, 7/01/43 7/30 at 100.00 Aa2 495,310
1,000 3.000%, 7/01/44 7/30 at 100.00 Aa2 803,410
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AAA 595,290
1,325 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 AAA 1,439,546
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 315,504
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
1,000 5.000%, 7/01/29, 144A No Opt. Call N/R 1,018,310
1,000 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 992,970
Salt River Project Agricultural Improvement and Power
District, Arizona, Electric System Revenue Bonds,
Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 AA+ 512,755
1,000 5.000%, 12/01/45 6/25 at 100.00 AA+ 1,027,850
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%,
1/01/38
1/27 at 100.00 AA+ 1,048,380
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39
1/30 at 100.00 AA+ 1,011,740
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/47
1/33 at 100.00 AA+ 2,762,550
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 1,835,487
1,000 Yuma Municipal Property Corporation, Arizona, Utility System Revenue
Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28
7/25 at 100.00 AA- 1,031,830
Total Utilities 26,997,583
Total Municipal Bonds
(cost $176,701,567) 168,789,020
Total Long-Term Investments
(cost $176,701,567) 168,789,020
Other Assets & Liabilities, Net - 2.0% 3,513,316
Net Assets - 100% $ 172,302,336

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.0%
X 443,105,460 MUNICIPAL BONDS - 97.0%
X 443,105,460
Consumer Discretionary - 0.8%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 Baa2 $ 511,860
1,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,019,280
2,000 5.000%, 12/01/35 12/26 at 100.00 Baa2 2,015,960
Total Consumer Discretionary 3,547,100
Education and Civic Organizations - 7.3%
Colorado Educational and Cultural Facilities Authority
Charter School Revenue Bonds, Monument Academy
Charter School Project, Refunding Series 2014:
290 4.000%, 10/01/24 No Opt. Call A+ 290,406
720 3.625%, 10/01/29 10/24 at 100.00 A+ 706,342
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Aspen Ridge School
Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 BB 485,950
500 5.250%, 7/01/46, 144A 7/25 at 100.00 BB 475,595
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 507,096
455 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
7/23 at 100.00 A+ 455,068
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Liberty Common Charter
School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 A+ 317,589
500 5.000%, 1/15/44 1/24 at 100.00 A+ 501,955
450 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
7/23 at 100.00 BB+ 446,013
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 82,348
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 74,635
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 BB 997,020
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+ 1,010,480
795 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
7/23 at 100.00 BB 796,995
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 615,756
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding
& Improvement Series 2015, 5.000%, 12/15/45, 144A
12/25 at 100.00 BBB- 1,009,010
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016,
5.000%, 10/01/36
10/26 at 100.00 A 517,060

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 25 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Aspen View Academy Project, Series 2021, 4.000%, 5/01/51
5/28 at 103.00 Baa3 $ 20,098
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 231,436
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 Ba1 883,360
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
370 4.000%, 3/01/34 3/27 at 100.00 AA- 373,855
1,000 4.000%, 3/01/35 3/27 at 100.00 AA- 1,008,370
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
6/24 at 100.00 Aa3 401,620
1,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series
2019B, 5.000%, 5/15/44
5/29 at 100.00 Aa2 1,065,280
1,345 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Green Series 2022B, 5.250%,
12/01/52 - AGM Insured
12/32 at 100.00 AA 1,453,999
3,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42
12/27 at 100.00 A+ 3,167,910
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017A:
1,335 4.000%, 3/01/34 9/27 at 100.00 AA 1,364,530
1,450 4.000%, 3/01/40 9/27 at 100.00 AA 1,414,620
2,740 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 2,657,581
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 Aa3 2,008,140
1,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R 991,090
5,000 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 4.000%, 6/01/51
6/31 at 100.00 Aa1 4,778,900
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 2,035,200
Total Education and Civic Organizations 33,145,307
Health Care - 15.4%
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 AA 1,907,699
1,000 4.000%, 11/15/43 11/29 at 100.00 AA 974,010
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 AA 946,810
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/46
5/26 at 100.00 AA 958,160
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
225 5.000%, 11/15/29 5/26 at 100.00 AA 237,796
5,285 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%,
11/15/48
5/28 at 100.00 AA 5,481,549
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 5.000%, 10/01/30
No Opt. Call A- 764,008
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Children's Hospital Colorado Project, Series
2016A:
5,195 5.000%, 12/01/41 6/26 at 100.00 A+ 5,280,354
2,000 5.000%, 12/01/44 6/26 at 100.00 A+ 2,027,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
$ 150 5.000%, 8/01/25 No Opt. Call A- $ 153,232
5,250 4.000%, 8/01/44 8/29 at 100.00 A- 4,863,285
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,500 5.000%, 8/01/44 8/29 at 100.00 A- 3,603,495
3,000 4.000%, 8/01/49 8/29 at 100.00 A- 2,702,400
1,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 A- 1,548,991
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 A- 536,865
1,365 5.500%, 11/01/47 11/32 at 100.00 A- 1,457,042
4,000 5.250%, 11/01/52 11/32 at 100.00 A- 4,160,680
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Intermountain Healthcare, Series 2022A:
2,150 4.000%, 5/15/52 5/32 at 100.00 AA+ 2,034,846
2,000 5.000%, 5/15/52 5/32 at 100.00 AA+ 2,115,860
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center Inc. Project, Refunding
Series 2017:
265 5.000%, 9/01/24 No Opt. Call Baa1 267,949
235 5.000%, 9/01/26 No Opt. Call Baa1 240,887
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 Baa1 3,617,791
1,315 4.000%, 9/01/34 9/25 at 100.00 Baa1 1,308,859
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1 1,090,850
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
545 5.000%, 11/01/32 11/29 at 100.00 AA- 592,960
2,000 4.000%, 11/01/39 11/29 at 100.00 AA- 1,826,180
3,950 5.000%, 11/01/49 11/29 at 100.00 AA- 3,986,538
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/35
1/30 at 100.00 AA+ 3,574,305
5,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA+ 5,385,930
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A 2,009,960
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Valley View Hospital Association, Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 A 226,926
1,920 4.000%, 5/15/34 5/27 at 100.00 A 1,941,120
1,050 4.000%, 5/15/35 5/27 at 100.00 A 1,056,426
Delta County Memorial Hospital District, Colorado,
Enterprise Revenue Bonds, Refunding Series 2010:
515 5.500%, 9/01/25 7/23 at 100.00 N/R 495,327
600 5.500%, 9/01/30 7/23 at 100.00 N/R 559,806
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
12/23 at 100.00 BBB 475,537
Total Health Care 70,411,873
Housing/Multifamily - 0.1%
280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
7/23 at 100.00 A1 280,364
Total Housing/Multifamily 280,364

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.7%
$ 500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R $ 426,025
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project, Refunding
Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 N/R 1,238,059
3,000 5.000%, 1/01/37 1/24 at 102.00 N/R 2,634,930
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 N/R 1,444,360
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%,
12/01/35
6/25 at 100.00 A- 1,005,850
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB- 1,104,912
Total Long-Term Care 7,854,136
Tax Obligation/General - 13.4%
1,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/38
12/28 at 100.00 Aa1 1,107,700
Aspen Fire Protection District, Pitkin County, Colorado,
Certificates of Participation, Series 2019:
200 4.000%, 12/01/32 12/29 at 100.00 AA- 207,822
350 4.000%, 12/01/36 12/29 at 100.00 AA- 354,921
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 AA+ 152,781
2,000 Delta County Joint School District 50 Delta, Gunnison, Montrose and
Mesa Counties, Colorado, General Obligation Bonds, Series 2023,
5.000%, 12/01/47
12/32 at 100.00 Aa2 2,166,880
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series
2019, 4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 AA 1,065,372
3,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/41
12/30 at 100.00 AA+ 3,000,270
2,375 Denver School District 1, Colorado, General Obligation Bonds, Series
2022A, 5.000%, 12/01/45
6/32 at 100.00 AA+ 2,623,140
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 1,977,882
Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016:
780 4.500%, 12/01/36 12/26 at 100.00 AA- 804,609
2,500 5.000%, 12/01/45 12/26 at 100.00 AA- 2,585,150
1,345 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 Aa1 1,348,309
Foothills Park and Recreation District, Subdistrict A,
Jefferson County, Colorado, General Obligation Bonds,
Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 AA 605,904
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 AA 457,490
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 AA 1,325,362
1,300 Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding &
improvement, Series 2019, 4.000%, 10/01/37
10/27 at 100.00 AA- 1,314,482
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 Aa2 2,895,600
Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 AA 697,261
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 AA 1,829,170
18,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 Aa2 19,801,440
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 Aa1 1,400,436

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 Aa2 $ 2,003,800
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 AA+ 768,712
2,000 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/15/38
12/29 at 100.00 AA 2,180,080
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 AA 1,470,203
1,140 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 AA- 1,120,335
2,410 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 AA 2,595,932
1,125 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2021, 4.000%, 12/01/45
6/31 at 100.00 AA 1,102,117
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 AA 2,130,280
Total Tax Obligation/General 61,093,440
Tax Obligation/Limited - 30.8%
295 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 256,623
850 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 684,089
480 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 378,499
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 AA 1,705,572
500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 462,855
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 557,262
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 441,340
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
7/23 at 103.00 N/R 1,026,501
515 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 466,405
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 N/R 561,642
Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation
Refunding and Improvement Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 AA 1,123,581
1,000 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 AA 951,150
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
7/23 at 103.00 N/R 1,029,595
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R 502,640
480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 462,677
495 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 464,538
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,675,820

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 Aa2 $ 2,079,380
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 Aa2 991,790
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 Aa2 1,791,570
1,000 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/34
12/30 at 100.00 Aa2 1,034,600
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 AA 2,043,940
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax
Series 2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 AA 2,138,619
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 667,432
900 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 808,632
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 AA 958,440
1,250 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/44 - AGM Insured
12/30 at 100.00 AA 1,168,987
949 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 903,002
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 Aa3 1,212,373
Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 AA- 1,046,680
1,785 4.000%, 8/01/40 8/31 at 100.00 AA- 1,795,781
130 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 131,030
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
7/23 at 100.00 N/R 485,595
1,000 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 AA+ 958,330
Dove Valley Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series
2019:
500 4.000%, 12/01/35 12/29 at 100.00 AA 513,745
700 4.000%, 12/01/36 12/29 at 100.00 AA 715,113
750 4.000%, 12/01/37 12/29 at 100.00 AA 760,042
1,000 4.000%, 12/01/38 12/29 at 100.00 AA 1,004,270
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 AA 5,818,945
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 Aa3 2,049,840
575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 AA 621,730
1,000 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 AA 1,016,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A:
$ 500 3.000%, 12/01/29 9/24 at 103.00 Ba1 $ 438,195
595 5.000%, 12/01/39 9/24 at 103.00 Ba1 582,999
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 467,025
1,525 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/33
12/31 at 100.00 AA- 1,603,110
890 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 N/R 810,843
500 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 N/R 482,600
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 AA 814,776
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM
Insured
6/32 at 100.00 AA 653,790
Grand Junction, Colorado, Certificates of Participation,
Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 AA- 490,566
670 4.000%, 12/01/37 12/29 at 100.00 AA- 680,519
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
7/23 at 100.00 N/R 335,127
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 1,002,460
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 A2 1,195,504
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
12/23 at 103.00 Ba2 317,832
500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25 (4)
12/23 at 100.00 N/R 453,305
2,875 Larimer, Weld and Boulder Counties School District R2-J, Thompson,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31
12/28 at 100.00 AA 3,191,681
Lincoln Park Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation and
Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 483,547
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 AA 2,091,420
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 AA+ 1,597,020
Lorson Ranch Metropolitan District 2, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2016:
825 5.000%, 12/01/36 12/26 at 100.00 BBB+ 846,442
1,805 5.000%, 12/01/41 12/26 at 100.00 BBB+ 1,835,721
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 AA 683,274
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 BBB+ 1,146,997
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/40 - AGM Insured
12/28 at 100.00 AA 993,720
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 N/R 458,010

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R $ 476,305
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 489,824
725 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
7/23 at 103.00 N/R 731,786
Northern Colorado Water Conservancy District, Certificates
of Participation, Series 2022:
2,325 5.000%, 7/01/42 7/31 at 100.00 AA+ 2,520,928
4,000 5.250%, 7/01/52 7/31 at 100.00 AA+ 4,323,240
Northglenn Urban Renewal Authority, Northglenn,
Colorado, Tax Increment Revenue Bonds, Urban Renewal
Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call BBB- 235,266
305 4.000%, 12/01/28 No Opt. Call BBB- 305,186
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 N/R 677,499
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
125 5.000%, 12/01/24 No Opt. Call Baa3 126,126
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa3 1,528,230
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 A 1,083,422
235 5.000%, 12/01/45 12/25 at 100.00 A 235,719
2,250 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 A 2,255,850
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A 1,069,278
1,650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM
Insured
12/29 at 100.00 AA 1,664,669
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
7/23 at 100.00 N/R 1,419,465
500 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R 489,170
Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 AA 540,635
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 AA 537,790
Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2019:
1,150 4.000%, 12/01/31 12/27 at 100.00 Aa3 1,192,607
1,235 4.000%, 12/01/32 12/27 at 100.00 Aa3 1,278,398
1,550 Pueblo County, Colorado, Certificates of Participation, Community
Improvement Projects, Series 2023A, 4.000%, 7/01/43
7/32 at 100.00 A+ 1,462,069
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 159,800
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,516 4.500%, 7/01/34 7/25 at 100.00 N/R 2,522,265
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 927,250
1,000 5.000%, 7/01/58 7/28 at 100.00 N/R 957,940
880 Raindance Metropolitan District 2, Windsor, Colorado, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 N/R 833,589

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA $ 2,577,850
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 N/R 366,012
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 AA+ 2,445,340
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 449,139
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 N/R 494,055
1,000 Roaring Fork Transporation Authority, Colorado, Sales and Use Tax
Revenue Bonds, Refunding & improvement Series 2019, 4.000%,
12/01/44
12/29 at 100.00 AA 974,330
190 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28
12/25 at 100.00 A 193,677
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2023, 5.000%, 12/01/37 - AGM Insured
12/32 at 100.00 AA 1,091,870
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 AA 1,829,156
275 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 AA 290,405
565 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 487,623
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 Ba1 196,000
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 Ba1 325,766
1,000 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Improvement Series 2020A-2,
4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 AA 928,450
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
7/23 at 103.00 N/R 476,279
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 896,110
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 782,902
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 364,685
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
22, 5.500%, 12/01/42
6/30 at 102.00 N/R 571,016
150 Stoneridge Metropolitan District, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 -
BAM Insured
12/26 at 100.00 AA 156,092
Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding Series 2019:
150 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 156,793
225 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 250,648
435 5.000%, 12/01/30 - BAM Insured 12/29 at 100.00 AA 484,390
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 AA 512,647
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 AA 277,930
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 AA 277,645

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA $ 774,803
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 Ba2 1,566,446
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series
2015, 3.250%, 12/01/28
12/24 at 100.00 A+ 764,595
5,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 Aa2 4,928,850
2,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48,
144A
12/23 at 103.00 N/R 1,965,660
225 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/29 - AGM Insured
12/24 at 103.00 AA 237,033
Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds,
Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 AA 554,474
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,316,362
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 AA 507,600
Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call N/R 101,815
1,000 4.000%, 12/01/33 12/26 at 100.00 N/R 895,030
300 5.000%, 12/01/35 12/26 at 100.00 N/R 293,724
645 5.250%, 12/01/40 12/26 at 100.00 N/R 631,275
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R 454,365
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R 932,600
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 N/R 534,066
Westminster, Colorado, Certificates of Participation, Series
2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 AA 1,550,520
1,000 4.000%, 12/01/38 12/25 at 100.00 AA 1,000,820
Wheatlands Metropolitan District 2, Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Refunding
Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 AA 1,033,920
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 AA 1,586,818
1,400 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
Refunding Series 2023, 5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 AA 1,436,610
500 Wildgrass Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2014A, 4.000%, 12/01/34 - BAM Insured
12/24 at 100.00 AA 505,555
Total Tax Obligation/Limited 140,597,745
Transportation - 7.0%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 986,940
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
7/23 at 100.00 BBB- 500,395
1,750 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2017A, 5.000%, 11/15/29, (AMT)
11/27 at 100.00 AA- 1,846,740
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A:
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 AA- 2,130,281
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 AA- 3,538,964

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 AA- $ 543,605
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D:
1,000 5.750%, 11/15/45, (AMT) 11/32 at 100.00 AA- 1,121,670
1,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 AA- 1,039,780
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
11/23 at 100.00 A+ 1,006,970
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
2,055 5.000%, 12/01/27, (AMT) No Opt. Call A+ 2,167,162
1,000 5.000%, 12/01/30, (AMT) No Opt. Call A+ 1,086,510
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+ 8,533,554
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 A+ 1,066,870
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 BB- 500,225
620 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
7/23 at 100.00 Baa2 620,527
Grand Junction Regional Airport Authority, Colorado,
General Airport Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call Baa2 703,562
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 Baa2 1,018,693
1,215 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,274,547
1,275 5.000%, 12/01/33 12/26 at 100.00 Baa2 1,334,134
1,000 5.000%, 12/01/34 12/26 at 100.00 Baa2 1,042,830
Total Transportation 32,063,959
U.S. Guaranteed - 6.7% (5)
2,500 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.625%, 12/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB 2,525,450
130 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB+ 130,798
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 53,834
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 1,706,522
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 N/R 3,616,517
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
65 5.000%, 11/15/29, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R 68,598
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 465,872
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 3,105,810
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA+ 580,652
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 536,455
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 536,455
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 1,018,710

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
$ 1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 AA $ 1,270,224
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 6,351,120
Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Refunding Series 2014A:
1,000 4.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa2 1,011,730
1,000 4.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa2 1,011,730
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 1,019,340
500 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R 519,325
1,033 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded
12/01/23), 144A
12/23 at 100.00 N/R 1,040,365
645 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1 649,586
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1 3,607,371
Total U.S. Guaranteed 30,826,464
Utilities - 13.8%
Arapahoe County Water and Wastewater Authority,
Colorado, Revenue Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 12/29 at 100.00 AA 1,013,970
1,845 4.000%, 12/01/38 12/29 at 100.00 AA 1,856,033
Brighton, Colorado, Water Activity Enterprise Revenue
Bonds, Water System Project, Series 2022:
3,010 5.000%, 6/01/42 6/32 at 100.00 AA 3,307,267
4,000 5.000%, 6/01/47 6/32 at 100.00 AA 4,322,240
3,940 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43
12/28 at 100.00 AAA 4,237,233
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA 472,175
4,435 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 AA+ 4,969,240
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 AA+ 506,005
765 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Fountain, Electric, Water &
Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 -
BAM Insured
9/24 at 100.00 AA 772,719
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
7/23 at 100.00 Aa3 1,001,600
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A,
4.000%, 6/01/35 - AGM Insured
6/30 at 100.00 AA 1,124,477
1,250 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42
9/27 at 100.00 AAA 1,217,200
7,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 AAA 7,680,610
4,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA 4,085,802
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 AA- 1,006,190

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2015:
$ 650 5.000%, 11/15/32 11/25 at 100.00 AA- $ 672,490
1,500 4.000%, 11/15/35 11/25 at 100.00 AA- 1,522,215
Erie, Boulder and Weld Counties, Colorado, Water
Enterprise Revenue Bonds, Refunding Series 2015:
500 3.000%, 12/01/29 12/25 at 100.00 AA 501,925
570 4.000%, 12/01/31 12/25 at 100.00 AA 583,743
Fort Lupton, Colorado, Water System Revenue Bonds,
Refunding & Improvement Series 2017:
1,140 4.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 1,125,488
2,430 5.000%, 12/01/47 - AGM Insured 12/27 at 100.00 AA 2,538,037
Fountain, El Paso County, Colorado, Acting by and through
the City of Fountain Electric, Water and Wastewater Utility
Enterprise, Water and Electric Revenue Bonds, Series
2019:
320 4.000%, 12/01/35 - AGM Insured 12/26 at 100.00 AA 326,567
525 4.000%, 12/01/37 - AGM Insured 12/26 at 100.00 AA 529,163
2,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 AA 2,047,391
2,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 A+ 2,082,280
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2020:
745 4.000%, 11/01/38 11/29 at 100.00 AA+ 753,843
300 4.000%, 11/01/40 11/29 at 100.00 AA+ 300,759
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
1,000 4.000%, 11/01/38 11/32 at 100.00 AA+ 1,016,530
8,805 4.000%, 11/01/47 11/32 at 100.00 AA+ 8,487,404
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call AA- 1,382,076
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 AA 1,842,400
Total Utilities 63,285,072
Total Municipal Bonds
(cost $451,886,253) 443,105,460
Total Long-Term Investments
(cost $451,886,253) 443,105,460
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.8%
X 8,340,000 MUNICIPAL BONDS - 1.8%
X 8,340,000
Tax Obligation/Limited - 0.7%
$ 1,000 Denver, Colorado, Certificates of Participation, Denver Botanic Gardens
Parking, Series 2008B, 4.000%, 12/01/29 (6)
5/23 at 100.00 AA+ $ 1,000,000
2,200 Denver, Colorado, Certificates of Participation, Wellington E. Webb
Municipal Office Building, Refunding Series 2008A-1, 4.000%, 12/01/29
(6)
5/23 at 100.00 AA+ 2,200,000
Total Tax Obligation/Limited 3,200,000
Total Municipal Bonds
(cost $3,200,000) 3,200,000

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 1.1%
$ 5,140 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2009C, 3.500%, 11/01/28, (Mandatory Put 6/07/23) (6)
5/23 at 100.00 AA+ $ 5,140,000
Total Utilities 5,140,000
Total Municipal Bonds
(cost $5,140,000) 5,140,000
Total Short-Term Investments
(cost $8,340,000) 8,340,000
Total Investments
(cost $460,226,253) - 98.8% 451,445,460
Other Assets & Liabilities, Net - 1.2% 5,284,566
Net Assets - 100% $ 456,730,026
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.9%
X 245,218,387 MUNICIPAL BONDS - 97.9%
X 245,218,387
Consumer Discretionary - 1.8%
$ 4,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC+ $ 3,796,440
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (4)
7/23 at 100.00 N/R 600,000
Total Consumer Discretionary 4,396,440
Consumer Staples - 2.2%
890 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 824,585
480 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
7/23 at 100.00 BBB 480,019
1,040 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/23 at 100.00 N/R 993,949
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A- 522,939
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 1,024,990
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,759,628
Total Consumer Staples 5,606,110
Education and Civic Organizations - 6.5%
450 Baltimore County, Maryland, Economic Development Revenue Bonds,
McDonogh School Facility, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 A+ 465,714
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 BBB 932,390
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 BB+ 1,345,770
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BBB+ 515,800
645 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 N/R 594,316
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA+ 500,070
2,625 4.250%, 7/01/41 7/23 at 100.00 AA+ 2,625,525
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 A 480,450
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A 1,266,011
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29
6/23 at 100.00 Baa1 2,001,600
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2016:
385 5.000%, 6/01/29 6/26 at 100.00 Baa1 399,041
700 5.000%, 6/01/33 6/26 at 100.00 Baa1 724,087
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2017:
315 5.000%, 6/01/36 6/26 at 100.00 Baa1 323,792
235 5.000%, 6/01/42 6/26 at 100.00 Baa1 239,448

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A:
$ 1,000 4.000%, 6/01/38 6/31 at 100.00 BBB- $ 945,970
2,010 4.000%, 6/01/46 6/31 at 100.00 BBB- 1,783,835
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 A+ 1,064,261
Total Education and Civic Organizations 16,208,080
Energy - 1.3%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
7/23 at 100.00 BB 3,290,514
Total Energy 3,290,514
Health Care - 17.2%
Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series
2015:
660 4.000%, 7/01/32 7/25 at 100.00 A 656,799
1,650 4.250%, 7/01/35 7/25 at 100.00 A 1,625,861
1,000 5.000%, 7/01/40 7/25 at 100.00 A 1,011,680
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series
2017B:
750 5.000%, 7/01/34 7/27 at 100.00 A3 774,803
500 5.000%, 7/01/38 7/27 at 100.00 A3 506,060
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+ 92,076
1,250 5.000%, 7/01/38 7/26 at 100.00 BBB+ 1,266,338
440 4.000%, 7/01/42 7/26 at 100.00 BBB+ 401,487
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 BBB 1,400,078
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A:
1,600 5.500%, 1/01/36 1/27 at 100.00 Baa3 1,645,904
2,020 5.500%, 1/01/46 1/27 at 100.00 Baa3 2,040,483
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series
2020:
740 3.250%, 7/01/39 7/30 at 100.00 A- 593,095
175 4.000%, 7/01/40 7/30 at 100.00 A- 165,555
520 4.000%, 7/01/45 7/30 at 100.00 A- 483,257
1,165 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46
7/31 at 100.00 A+ 866,946
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016:
1,000 4.000%, 7/01/41 7/26 at 100.00 A+ 968,820
500 5.000%, 7/01/47 7/26 at 100.00 A+ 505,115
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017:
575 5.000%, 7/01/33 7/27 at 100.00 A+ 607,769
500 4.000%, 7/01/42 7/27 at 100.00 A+ 478,110
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
955 4.125%, 7/01/47 7/25 at 100.00 A+ 890,872
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
8/23 at 100.00 A 1,018,929

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A:
$ 2,000 5.000%, 5/15/42 5/27 at 100.00 A $ 2,060,640
4,650 5.000%, 5/15/45 5/27 at 100.00 A 4,758,810
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%,
7/01/34
7/30 at 100.00 A 1,672,164
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA- 2,125,941
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A 2,582,125
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center,
Series 2020B:
2,500 4.000%, 4/15/45 4/30 at 100.00 A 2,364,250
2,000 4.000%, 4/15/50 4/30 at 100.00 A 1,851,880
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
7,000 4.000%, 12/01/44 6/25 at 100.00 AA- 6,721,400
1,000 5.000%, 12/01/44 6/25 at 100.00 AA- 1,017,760
Total Health Care 43,155,007
Housing/Multifamily - 10.1%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 A+ 2,013,600
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 A+ 1,754,840
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+ 590,605
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
10/23 at 100.00 A+ 1,669,230
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 AA+ 930,912
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 AA+ 696,140
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 AA+ 741,690
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 AA+ 715,004
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
1/24 at 100.00 AA+ 1,308,336
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 AA+ 213,653
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 AA+ 1,387,944
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 AA+ 711,890
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa 1,744,102
575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 BB+ 581,526

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%,
7/01/58
7/32 at 100.00 BBB- $ 1,096,690
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University Project,
Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 BBB- 189,764
1,150 5.000%, 7/01/50 7/30 at 100.00 BBB- 1,171,907
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
7/23 at 100.00 Baa3 496,660
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
7/23 at 100.00 BBB- 1,000,260
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland -
Baltimore Project, Refunding Senior Lien Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 BB+ 256,640
475 5.000%, 7/01/35 7/25 at 100.00 BB+ 476,187
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
7/23 at 100.00 AA 1,124,884
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 AA 1,195,872
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 AA 531,300
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%,
7/01/34
7/24 at 100.00 Aaa 1,252,200
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%,
7/01/41
7/30 at 100.00 Aaa 542,820
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%,
7/01/36
7/30 at 100.00 Aaa 786,170
Total Housing/Multifamily 25,180,826
Housing/Single Family - 4.3%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
3/24 at 100.00 Aa1 2,451,900
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 Aa1 2,208,675
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C:
550 5.000%, 9/01/28 No Opt. Call Aa1 596,755
800 5.000%, 3/01/30 3/29 at 100.00 Aa1 866,824
725 3.000%, 3/01/42 3/29 at 100.00 Aa1 618,759
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1 899,799
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 344,375
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aa1 1,479,220
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 AA+ 847,860

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
$ 420 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 Aa2 $ 375,383
Total Housing/Single Family 10,689,550
Long-Term Care - 4.0%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 A 1,018,770
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 A 1,518,737
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 A 1,677,500
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 BBB 1,179,396
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 N/R 1,023,988
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series
2016A:
700 5.000%, 1/01/36 7/26 at 100.00 A- 722,127
835 5.000%, 1/01/45 7/26 at 100.00 A- 847,608
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 B 547,567
950 5.000%, 11/01/32 11/24 at 103.00 B 888,858
100 5.000%, 11/01/37 11/24 at 103.00 B 89,723
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B 430,245
100 5.000%, 11/01/47 11/24 at 103.00 B 83,355
Total Long-Term Care 10,027,874
Tax Obligation/General - 11.1%
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
Water & Sewer, Series 2019, 5.000%, 10/01/41
10/29 at 100.00 AAA 1,091,670
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 1,430,835
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 AAA 1,020,280
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2017A, 5.000%, 3/15/31
3/27 at 100.00 AAA 1,081,900
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 AAA 1,100,340
4,800 Montgomery County, Maryland, General Obligation Bonds, Refunding
Consolidated Public Improvement Series 2017C, 5.000%, 10/01/29
10/27 at 100.00 AAA 5,242,848
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32
- AGM Insured
No Opt. Call AA 4,008,345
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,000 5.625%, 7/01/29 No Opt. Call N/R 1,060,860
2,000 0.000%, 7/01/33 7/31 at 89.94 N/R 1,174,940
1,000 4.000%, 7/01/46 7/31 at 103.00 N/R 808,560
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Second Series
2016:
2,575 5.000%, 6/01/27 6/26 at 100.00 AAA 2,727,466
1,300 5.000%, 6/01/35 6/26 at 100.00 AAA 1,370,304

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 AAA $ 2,525,250
1,155 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 6/01/39
6/33 at 100.00 AAA 1,324,635
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 Aaa 1,818,044
Total Tax Obligation/General 27,786,277
Tax Obligation/Limited - 18.6%
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 N/R 1,008,650
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 N/R 450,543
220 5.000%, 9/01/38 9/27 at 100.00 N/R 220,026
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 N/R 758,481
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 N/R 1,048,983
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
6/23 at 100.00 N/R 205,285
1,550 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51, 144A
6/31 at 100.00 N/R 1,463,355
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 N/R 370,371
334 5.000%, 7/01/36 1/29 at 100.00 N/R 337,069
96 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
7/23 at 100.00 AA 96,182
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,000 4.000%, 7/01/34 7/30 at 100.00 A- 1,019,730
1,020 4.000%, 7/01/38 7/30 at 100.00 A- 1,009,800
500 4.000%, 7/01/39 7/30 at 100.00 A- 488,030
360 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 N/R 325,890
55 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R 47,587
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R 147,869
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 96,621
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB 1,004,330
1,015 5.000%, 12/01/33 12/26 at 100.00 BB 1,040,243
500 5.000%, 12/01/46 12/26 at 100.00 BB 482,290
Harford County, Maryland, Special Obligation Bonds,
Beechtree Estates Project, Refunding Series 2021:
750 4.000%, 7/01/36 7/30 at 100.00 A 757,710
675 4.000%, 7/01/40 7/30 at 100.00 A 651,105
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 N/R 705,787

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
$ 600 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R $ 568,296
550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R 515,190
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 N/R 1,237,198
1,000 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3 953,360
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 N/R 168,998
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,626,620
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46
6/31 at 100.00 AA 1,911,660
1,965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 AA 2,266,195
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/32 5/26 at 100.00 AA 1,051,330
1,250 5.000%, 5/01/33 5/26 at 100.00 AA 1,311,950
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AA 2,144,400
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Taxable Refunding Series 2022C:
1,500 0.000%, 5/01/51 No Opt. Call AA 408,735
1,500 0.000%, 5/01/52 No Opt. Call AA 387,525
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 576,708
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 25,070
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 AA+ 2,139,680
356 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
7/23 at 100.00 N/R 357,538
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 961,250
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R 609,990
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
22 0.000%, 7/01/24 No Opt. Call N/R 21,050
55 0.000%, 7/01/27 No Opt. Call N/R 46,308
54 0.000%, 7/01/29 7/28 at 98.64 N/R 41,394
70 0.000%, 7/01/31 7/28 at 91.88 N/R 48,560
78 0.000%, 7/01/33 7/28 at 86.06 N/R 48,784
2,610 0.000%, 7/01/51 7/28 at 30.01 N/R 519,782
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 927,250
5,465 5.000%, 7/01/58 7/28 at 100.00 N/R 5,235,142
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 N/R 464,465
3 4.536%, 7/01/53 7/28 at 100.00 N/R 2,685
47 4.784%, 7/01/58 7/28 at 100.00 N/R 43,292
1,000 Puerto Rico, Highway and Transportation Authority, General Revenue
Bonds, Series 2022, 5.500%, 7/01/30
6/23 at 100.00 N/R 1,032,450

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A $ 1,017,650
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
7/23 at 100.00 Baa2 1,011,430
3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA 3,128,320
Total Tax Obligation/Limited 46,546,192
Transportation - 10.0%
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 A 126,657
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A 448,337
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
5,500 5.000%, 8/01/46, (AMT) 8/31 at 100.00 A1 5,718,405
2,410 4.000%, 8/01/51, (AMT) 8/31 at 100.00 A1 2,217,730
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 Baa2 301,770
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A, 5.000%, 6/01/35
6/28 at 100.00 Baa2 2,002,526
1,500 Maryland Economic Development Corporation Senior Economic
Development Revenue Bonds (Annapolis Mobility and Resilience
Project) Series 2022A, 5.250%, 12/31/47
6/32 at 100.00 Baa3 1,561,635
1,500 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/44, (AMT)
7/29 at 100.00 BBB 1,299,675
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
500 4.000%, 6/01/38 6/28 at 100.00 BB+ 418,190
305 4.000%, 6/01/58 6/28 at 100.00 BB+ 216,175
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BBB- 1,176,442
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%,
6/30/52, (AMT)
6/32 at 100.00 BBB 2,966,246
1,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/32, (AMT)
6/29 at 100.00 A+ 1,071,400
1,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/39
7/31 at 100.00 Aa2 1,108,750
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
70 5.000%, 8/01/26, (AMT) 6/23 at 100.00 B 70,086
340 5.000%, 8/01/31, (AMT) 6/23 at 100.00 B 340,459
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)
1/32 at 100.00 BBB 960,259
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
1,500 5.000%, 7/01/30 7/27 at 100.00 AA 1,613,085
1,390 5.000%, 7/01/37 7/27 at 100.00 AA 1,460,543
Total Transportation 25,078,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 4.8% (5)
$ 480 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 N/R $ 498,624
1,065 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R 1,102,839
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 1,017,960
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 778,463
1,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A 1,269,587
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R 1,017,770
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 1,054,650
3,250 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 3,427,613
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%,
1/01/30, (Pre-refunded 1/01/29)
1/29 at 100.00 BBB+ 1,659,420
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 Aaa 267,563
Total U.S. Guaranteed 12,094,489
Utilities - 6.0%
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding
Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 Aa2 2,222,760
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 Aa2 2,123,600
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 Aa3 2,080,340
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 2,149,312
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 420,258
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 A- 512,825
500 5.000%, 1/01/46 7/26 at 100.00 A- 504,600
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
825 5.000%, 10/01/33 10/27 at 100.00 BBB 860,137
200 5.000%, 10/01/38 10/27 at 100.00 BBB 204,282
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding
Series 2006B, 4.100%, 10/01/36, (Mandatory Put 4/03/28)
No Opt. Call BBB 2,029,720
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
1,000 5.000%, 7/01/30, 144A No Opt. Call N/R 1,016,640
1,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 963,360

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 70 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC $ 70,824
Total Utilities 15,158,658
Total Municipal Bonds
(cost $257,266,783) 245,218,387
Total Long-Term Investments
(cost $257,266,783) 245,218,387
Other Assets & Liabilities, Net - 2.1% 5,219,271
Net Assets - 100% $ 250,437,658
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.7%
X 75,682,781 MUNICIPAL BONDS - 98.7%
X 75,682,781
Education and Civic Organizations - 6.1%
$ 2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- $ 2,107,940
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 AA 670,485
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 A+ 553,998
University of New Mexico, Revenue Bonds, System
Improvement Series 2023:
1,000 5.250%, 6/01/49 - AGM Insured 6/33 at 100.00 AA 1,102,200
200 5.500%, 6/01/53 - AGM Insured 6/33 at 100.00 AA 224,540
Total Education and Civic Organizations 4,659,163
Health Care - 10.2%
500 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 AA- 453,060
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 AA 987,600
1,000 4.000%, 8/01/46 11/27 at 100.00 AA 937,450
1,010 5.000%, 8/01/46 11/27 at 100.00 AA 1,047,380
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
240 5.000%, 8/01/44 8/29 at 100.00 AA 250,118
1,300 4.000%, 8/01/48 8/29 at 100.00 AA 1,206,179
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center,
Refunding & Improvement Series 2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 BBB+ 1,472,505
785 4.000%, 6/01/35 6/30 at 100.00 BBB+ 750,437
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A- 694,755
Total Health Care 7,799,484
Housing/Multifamily - 1.3%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
6/23 at 100.00 N/R 1,002,430
Total Housing/Multifamily 1,002,430
Housing/Single Family - 4.1%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 Aaa 281,112
1,380 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 Aaa 1,292,149
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 Aaa 527,296
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa 81,871
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 Aaa 949,937
Total Housing/Single Family 3,132,365

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.5%
$ 1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
7/23 at 100.00 BB+ $ 1,172,917
Total Long-Term Care 1,172,917
Tax Obligation/General - 8.5%
1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2018, 5.000%, 8/01/36
8/28 at 100.00 AA 1,083,890
2,400 Central New Mexico Community College, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Limited Tax Series
2023, 4.000%, 8/15/37
8/30 at 100.00 AA+ 2,431,800
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 808,560
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%,
8/01/37
8/25 at 100.00 Aa3 520,248
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 Aa3 689,040
1,000 Taos Municipal School District, Taos County, New Mexico, General
Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27
9/24 at 100.00 Aa3 1,019,930
Total Tax Obligation/General 6,553,468
Tax Obligation/Limited - 36.7%
1,195 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 AAA 1,234,005
500 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016C, 4.000%, 7/01/34
7/26 at 100.00 AAA 510,925
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 AAA 836,321
1,005 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call AAA 1,065,250
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 AAA 1,277,175
435 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 435,144
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 182,584
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 BBB+ 1,020,350
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 AA 607,494
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 AA 1,018,160
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 494,675
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB 752,372
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 AA 108,335
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 N/R 470,215
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 226,950
675 McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax
Improvement Series 2023, 4.250%, 6/01/47 - BAM Insured
6/33 at 100.00 AA 661,291
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
10/23 at 100.00 N/R 808,712
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 AA 1,015,060
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 AA 1,338,572

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R $ 961,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,850 0.000%, 7/01/46 7/28 at 41.38 N/R 1,040,424
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 927,250
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 AA 798,374
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 AA 992,620
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 A+ 1,026,287
2,040 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call AA 2,155,138
Santa Fe, Minnesota, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 AA+ 544,820
400 5.000%, 6/01/37 6/28 at 100.00 AA+ 431,976
555 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
7/23 at 100.00 N/R 554,933
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 AA 1,015,250
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/23 at 100.00 AA 2,001,180
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R 483,730
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call N/R 4,708
500 4.000%, 5/01/33, 144A 5/29 at 103.00 N/R 440,055
760 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 679,501
Total Tax Obligation/Limited 28,121,086
U.S. Guaranteed - 3.4% (4)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 AA 1,601,631
1,000 University of New Mexico, Revenue Bonds, Refunding Subordinate Lien
System Series 2014C, 5.000%, 6/01/35, (Pre-refunded 6/01/24)
6/24 at 100.00 AA- 1,016,350
Total U.S. Guaranteed 2,617,981
Utilities - 26.9%
Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2015:
1,000 5.000%, 7/01/32 7/25 at 100.00 AA+ 1,034,270
1,000 4.000%, 7/01/33 7/25 at 100.00 AA+ 1,016,790
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 AA+ 1,071,320
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA 1,922,425
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 A- 764,108
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 1,034,894
1,125 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31
6/25 at 100.00 AAA 1,165,106

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 AAA $ 1,028,470
250 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38
6/27 at 100.00 AAA 263,470
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 AAA 483,822
845 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40
6/29 at 100.00 AAA 911,873
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Senior Lien Series 2020B:
975 3.000%, 6/01/39 6/30 at 100.00 AAA 860,632
975 3.000%, 6/01/40 6/30 at 100.00 AAA 835,556
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 AAA 1,106,820
1,305 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023A-1, 5.000%, 6/01/41
6/33 at 100.00 AAA 1,463,244
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Subordinate Lien Series 2019A:
915 5.000%, 6/15/35 6/28 at 100.00 AAA 997,167
265 5.000%, 6/15/36 6/28 at 100.00 AAA 286,669
1,040 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39
6/29 at 100.00 AAA 1,127,370
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 509,155
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 AA 731,931
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 AA+ 507,385
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 AAA 1,501,410
Total Utilities 20,623,887
Total Municipal Bonds
(cost $78,696,327) 75,682,781
Total Long-Term Investments
(cost $78,696,327) 75,682,781
Other Assets & Liabilities, Net - 1.3% 1,010,499
Net Assets - 100% $ 76,693,280
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.7%
X 417,637,794 MUNICIPAL BONDS - 93.1%
X 417,637,794
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 1,526,629
Total Consumer Staples 1,526,629
Education and Civic Organizations - 12.1%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA 2,838,825
1,205 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/34
10/26 at 100.00 Baa3 1,215,050
480 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3 476,654
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+ 280,740
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 AA- 1,953,614
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 1,224,738
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 295,835
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 725,183
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 323,067
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 AA- 3,568,880
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 1,145,373
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 BBB 257,384
210 3.250%, 5/01/36 5/26 at 100.00 BBB 181,285
355 3.500%, 5/01/41 5/26 at 100.00 BBB 291,405
1,095 Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 A- 1,016,094
1,000 Lancaster Higher Education Authority, Pennsylvania, College Revenue
Bonds, Harrisburg Area Community College Project, Series 2021,
5.000%, 10/01/27 - BAM Insured
No Opt. Call AA 1,068,080
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 A 1,547,676
1,250 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 N/R 1,182,637
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 BBB+ 851,970
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3 1,036,616
3,900 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 Aa2 3,215,433
1,440 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 Aa2 1,208,635
615 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT), (WI/DD)
6/32 at 100.00 N/R 589,238

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, AICUP Financing Program-Mount
Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 BBB+ $ 533,541
690 3.000%, 11/01/42 5/26 at 100.00 BBB+ 493,005
500 5.000%, 11/01/46 5/26 at 100.00 BBB+ 492,890
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
815 5.000%, 12/01/38 12/24 at 100.00 AA+ 825,057
670 5.000%, 12/01/44 12/24 at 100.00 AA+ 676,908
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 AA+ 936,030
500 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 A- 495,415
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
300 4.000%, 5/01/32 7/23 at 100.00 BB+ 263,193
1,090 5.000%, 5/01/42 7/23 at 100.00 BB+ 926,042
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
205 4.000%, 11/01/39 7/23 at 100.00 N/R 180,828
1,200 5.000%, 11/01/42 7/23 at 100.00 N/R 1,166,616
1,405 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 N/R 1,419,148
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 A- 1,937,928
1,100 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 BB+ 992,332
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A,
4.000%, 11/01/45
11/29 at 100.00 A- 1,812,869
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 A- 2,145,840
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 Aa3 2,470,196
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017:
860 5.000%, 3/15/45, 144A 3/28 at 100.00 BB- 723,028
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 857,695
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 1,677,473
3,825 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 3,911,292
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 1,825,636
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 A- 689,160
260 5.000%, 11/01/33 11/25 at 100.00 A- 269,287
Total Education and Civic Organizations 54,215,821

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 16.9%
$ 10,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A $ 8,959,200
870 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/36
7/29 at 100.00 A 871,496
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 B 1,912,743
1,765 4.000%, 11/01/47 11/27 at 100.00 B 898,632
3,000 5.000%, 11/01/47 11/27 at 100.00 B 1,719,120
755 5.000%, 11/01/50 11/27 at 100.00 B 427,376
1,090 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 970,972
5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 3,777,901
2,400 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 A 2,244,648
2,620 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 A+ 2,355,537
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
835 4.000%, 10/01/36 10/27 at 100.00 AA- 832,161
1,000 4.000%, 10/01/37 10/27 at 100.00 AA- 985,400
3,745 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA- 3,399,786
1,610 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A 1,490,602
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
615 3.000%, 6/01/33 6/26 at 100.00 A 571,126
585 5.000%, 6/01/35 6/26 at 100.00 A 604,598
1,525 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 B3 1,223,187
1,660 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 1,692,735
1,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 1,496,642
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA- 1,022,680
4,400 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 3,997,620
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A 1,024,620
2,750 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA 2,800,710
2,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA 2,254,946
1,695 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ 1,688,983
1,295 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A+ 1,163,156

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
$ 415 3.000%, 11/01/36 5/26 at 100.00 A- $ 334,714
3,435 4.000%, 11/01/46 5/26 at 100.00 A- 2,979,347
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 A- 1,815,140
1,050 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 A+ 1,058,936
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,023,970
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,605 4.000%, 9/01/44 9/29 at 100.00 A 3,311,120
245 4.000%, 9/01/49 9/29 at 100.00 A 217,259
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2022B:
1,910 4.000%, 5/01/52 5/32 at 100.00 A 1,670,734
1,000 5.000%, 5/01/57 5/32 at 100.00 A 1,020,950
535 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/47
2/32 at 100.00 A 550,617
2,195 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 A 2,215,348
2,500 Philadelphia Authority for Industrial Development, Pennsylvania, Hospital
Revenue Bonds, The Children's Hospital of Philadelphia, Series 2021A,
5.000%, 7/01/29
No Opt. Call AA 2,784,600
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB 571,855
2,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 2,034,080
2,995 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 3,103,239
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa2 634,494
Total Health Care 75,712,980
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 654,810
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3 97,083
186 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
7/23 at 100.00 Baa3 189,731
Total Housing/Multifamily 9 41,624
Housing/Single Family - 11.5%
660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 AA+ 646,925
1,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,178,825
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 3,142,152

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2016-121:
$ 1,485 3.100%, 10/01/36 10/25 at 100.00 AA+ $ 1,307,943
5,820 3.200%, 10/01/41 10/25 at 100.00 AA+ 4,850,854
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+ 1,461,525
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 AA+ 1,867,740
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+ 171,970
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+ 4,931,700
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 3,007,842
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+ 4,690,144
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 852,225
1,645 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2023-141A, 4.600%, 10/01/43
10/32 at 100.00 AA+ 1,640,526
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2023-142A, 4.900%, 10/01/46, (WI/DD)
10/32 at 100.00 AA+ 2,022,940
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-134A:
5,210 1.850%, 4/01/36 10/29 at 100.00 AA+ 3,904,426
3,145 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,161,621
2,430 2.100%, 10/01/43 10/29 at 100.00 AA+ 1,661,464
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 AA+ 2,146,909
3,935 2.375%, 10/01/46 10/30 at 100.00 AA+ 2,623,543
4,425 2.500%, 10/01/50 10/30 at 100.00 AA+ 2,911,739
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 AA+ 1,552,118
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 AA+ 1,317,465
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 AA+ 1,423,410
Total Housing/Single Family 51,476,006
Industrials - 0.9%
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (4)
6/30 at 100.00 N/R 224,397
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (4)
6/30 at 100.00 N/R 224,398
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 2,533,686
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A- 980,400
Total Industrials 3,962,881

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 6.5%
$ 1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 BBB $ 1,398,320
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 81,064
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 690,778
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 N/R 2,417,288
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 2,965,767
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 BBB+ 662,066
1,120 5.000%, 1/01/38 1/25 at 100.00 BBB+ 1,120,784
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 BBB+ 359,263
1,000 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,010,800
910 5.000%, 1/01/30 1/26 at 100.00 BBB+ 918,727
135 3.250%, 1/01/36 1/26 at 100.00 BBB+ 112,571
1,430 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,137,322
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 BBB+ 258,013
105 5.000%, 1/01/39 1/29 at 100.00 BBB+ 103,543
1,135 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 A 1,150,504
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 344,321
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 BB+ 495,070
245 5.000%, 3/01/50 3/27 at 102.00 BB+ 192,717
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 BBB- 638,750
1,400 4.000%, 7/01/56 7/26 at 103.00 BBB- 991,606
3,250 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A- 3,237,293
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A,
5.000%, 12/01/48
12/25 at 102.00 BBB 1,845,740
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 BB 913,374
Pennsylvania Economic Development Finance Authority
Revenue Bonds Presbyterian Senior Living Project, Series
2021:
1,800 4.000%, 7/01/41 7/26 at 103.00 BBB+ 1,507,662
500 4.000%, 7/01/46 7/26 at 103.00 BBB+ 396,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
$ 2,655 4.000%, 5/15/41 5/28 at 103.00 N/R $ 2,037,208
3,345 4.000%, 5/15/47 5/28 at 103.00 N/R 2,374,314
Total Long-Term Care 29,361,365
Tax Obligation/General - 18.5%
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 AA- 966,701
415 5.000%, 12/01/34 12/24 at 100.00 AA- 420,723
5,660 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 6,040,635
Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C:
1,000 4.000%, 2/01/35 - BAM Insured 8/29 at 100.00 AA 1,027,900
750 4.000%, 2/01/36 - BAM Insured 8/29 at 100.00 AA 764,603
500 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2022, 4.000%, 8/01/38
8/30 at 100.00 Aa2 502,225
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,235 5.000%, 8/01/28 8/26 at 100.00 Aa2 1,298,121
1,050 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,077,436
1,205 4.000%, 8/01/32 8/26 at 100.00 Aa2 1,235,149
1,180 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,207,577
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 712,903
1,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 AA 1,029,120
1,675 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 - BAM
Insured
12/24 at 100.00 AA 1,695,820
2,720 Chambersburg Area School District, Franklin County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 3/01/29
3/27 at 100.00 Aa3 2,830,976
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call Aa3 2,824,781
Coatesville Area School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 AA 2,361,880
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 AA 997,132
4,005 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 4,229,520
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 AA 700,664
2,630 Dallas School District, Luzerne County, Pennsylvania, General Obligation
Bonds, Series 2019, 5.000%, 10/15/33 - AGM Insured
10/29 at 100.00 AA 2,992,993
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call A+ 2,095,858
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 AA 549,419
580 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 AA 523,949
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call Baa2 1,331,560
2,240 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA 2,254,605
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call A2 4,616,479
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series
2022, 5.000%, 7/01/36
7/32 at 100.00 Aaa 3,483,480

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2016:
$ 1,025 4.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA $ 1,054,161
1,020 4.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 1,047,387
1,020 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/34
5/29 at 100.00 AA 1,058,678
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
1,510 4.000%, 3/01/33 9/27 at 100.00 AA 1,561,582
1,860 4.000%, 3/01/34 9/27 at 100.00 AA 1,921,212
1,000 Pennsbury School District, Bucks County, Pennsylvania, General Obligation
Bonds, Series 2023, 5.000%, 8/01/43, (WI/DD)
8/31 at 100.00 Aa3 1,075,920
1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 1,362,056
3,440 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A1 3,921,187
5,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 A1 4,645,550
3,545 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/40
9/30 at 100.00 AA- 3,832,039
760 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA 754,422
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 1,273,679
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 Aa1 2,034,160
60 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 59,044
1,000 Township of Upper Marion, Pennsylvania, General Obligation Bonds,
Series of 2022, 4.000%, 12/01/47
12/27 at 100.00 Aaa 981,840
1,000 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/37
3/29 at 100.00 Aa3 1,019,440
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 AA 1,389,952
Upper Saint Clair Township School District, Allegheny
County, Pennsylvania, General Obligation Bonds, Series
2020:
1,090 3.000%, 10/01/29 10/28 at 100.00 AA 1,089,564
1,100 3.000%, 10/01/30 10/28 at 100.00 AA 1,093,422
1,010 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call Aa2 954,278
1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 AA 936,950
Total Tax Obligation/General 82,838,732
Tax Obligation/Limited - 4.0%
110 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 112,071
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 101,254
990 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 N/R 974,784
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 492,431

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
5.000%, 3/01/38, 144A
3/28 at 100.00 N/R $ 97,041
1,080 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Series 2019B, 5.000%, 6/01/30
No Opt. Call A1 1,209,481
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
500 5.000%, 6/01/31 6/28 at 100.00 A1 535,830
3,475 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 3,345,104
528 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 519,911
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 AA- 1,543,935
1,000 4.900%, 12/01/44 12/26 at 100.00 AA- 1,022,380
2,080 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A2 2,164,968
2,060 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A1 2,126,888
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
171 0.000%, 7/01/51 7/28 at 30.01 N/R 34,055
999 4.750%, 7/01/53 7/28 at 100.00 N/R 926,323
1,906 5.000%, 7/01/58 7/28 at 100.00 N/R 1,825,833
605 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 557,272
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 518,229
Total Tax Obligation/Limited 18,107,790
Transportation - 7.9%
3,810 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT)
1/31 at 100.00 A2 3,896,944
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,040 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,057,899
2,455 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,494,869
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 A+ 1,110,350
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,903,115
1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA 1,859,971
2,615 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB 2,614,921
4,865 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A+ 5,376,409
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A 1,029,800
1,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 AA- 1,699,421
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 AA- 5,116,700

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA $ 2,929,106
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
585 5.000%, 6/01/31 6/27 at 100.00 A 623,370
620 5.000%, 6/01/33 6/27 at 100.00 A 660,728
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A+ 930,110
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 65,869
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 1,014,950
Total Transportation 35,384,532
U.S. Guaranteed - 5.5% (5)
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48, (Pre-refunded 5/15/25)
5/25 at 102.00 N/R 1,681,760
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 A+ 307,776
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 A+ 709,451
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-
refunded 8/15/24)
8/24 at 100.00 AA- 2,071,635
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 969,830
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 338,431
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 938,332
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 225,610
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R 625,669
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 630,579
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 77,440
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 492,857
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,565 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 2,587,367
3,230 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R 3,324,381
485 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 N/R 486,111
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017:
50 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 N/R 54,478
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 A1 1,676,766
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A+ 5,231,492

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 Aa3 $ 2,304,890
Total U.S. Guaranteed 24,734,855
Utilities - 8.8%
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 AA- 1,887,803
1,365 5.000%, 12/01/45 12/25 at 100.00 AA- 1,398,497
835 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 AA- 884,691
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 49,984
3,475 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R 35
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R 23
1,450 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 5.250%, 12/01/47 - AGM Insured
12/32 at 100.00 AA 1,606,745
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 AA 410,831
410 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 Aa3 418,102
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
1,375 5.125%, 12/01/47 12/23 at 100.00 A 1,375,151
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 1,210,030
4,305 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R 43
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- 1,977,707
4,060 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 3,437,724
10,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 8,675,172
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 2,049,020
2,915 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,075,092
2,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A 2,277,109
2,100 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 2,188,851
1,500 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding First Lien Series 2017C, 4.060%,
9/01/40 - AGM Insured, (Mandatory Put 12/01/23) (SIFMA reference rate
+ 0.650% spread) (6)
6/23 at 100.00 AA 1,500,120
965 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 992,261
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,016,640

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Investments in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 565 University Area Joint Authority, Centre County, Pennsylvania, Sewer
Revenue Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 AA $ 520,229
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 AA 794,460
1,615 Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021., 5.000%, 1/01/24 - BAM Insured
No Opt. Call AA 1,628,259
Total Utilities 39,374,579
Total Municipal Bonds
(cost $464,224,636) 417,637,794
Shares Description (1) Value
X 24,922,098 COMMON STOCKS - 5.6%
X 24,922,098
Independent Power And Renewable Electricity Producers - 5.6%
324,114 Energy Harbor Corp (7),(8) $ 24,922,098
Total Independent Power And Renewable Electricity Producers 24,922,098
Total Common Stocks
(cost $9,068,453) 24,922,098
Total Long-Term Investments
(cost $473,293,089) 442,559,892
Other Assets & Liabilities, Net - 1.3%(9) 6,053,596
Net Assets - 100% $ 448,613,488
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (27) 9/23 $ (3,068,664) $ (3,090,656) $ (21,992)
U.S. Treasury Long Bond (21) 9/23 (2,650,505) (2,695,219) (44,714)
Total $(5,719,169) $(5,785,875) $(66,706)
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(7) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by
Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied).
The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”)
announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
X 487,136,345 MUNICIPAL BONDS - 98.9%
X 487,136,345
Consumer Staples - 2.6%
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 245 5.250%, 6/01/32 6/23 at 100.00 N/R $ 234,152
600 5.625%, 6/01/47 6/23 at 100.00 N/R 549,564
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
6/23 at 100.00 B- 7,119,456
5,155 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
6/23 at 100.00 B- 5,033,342
Total Consumer Staples 12,936,514
Education and Civic Organizations - 10.3%
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 A1 1,672,615
College of William and Mary, Virginia, General Pledge
Revenue Bonds, Series 2020A:
375 5.000%, 2/15/32 2/30 at 100.00 AA 425,366
370 5.000%, 2/15/33 2/30 at 100.00 AA 419,384
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 AA 1,568,505
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 AA 1,531,417
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A,
4.000%, 10/01/52
10/32 at 100.00 AAA 1,462,950
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 Aa1 1,552,020
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 Aa2 503,620
2,000 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2019A, 4.000%,
6/01/34
6/29 at 100.00 Aa2 2,074,960
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 BBB+ 756,473
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 AAA 2,562,700
8,855 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39
4/27 at 100.00 AAA 9,416,319
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 AAA 5,285,850
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Series 2019B, 5.000%, 9/01/49
9/29 at 100.00 AAA 5,414,500
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 943,790
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ 2,978,400
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 4,214,022
5,025 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Public Higher Education Financing Program, Series 2023A, 5.000%,
9/01/36
9/32 at 100.00 AA+ 5,729,706

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call AAA $ 1,743,273
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 AA- 567,299
Total Education and Civic Organizations 50,823,169
Health Care - 15.7%
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
1,200 5.000%, 7/01/31 7/30 at 100.00 AA- 1,330,344
1,050 5.000%, 7/01/32 7/30 at 100.00 AA- 1,162,980
1,000 5.000%, 7/01/33 7/30 at 100.00 AA- 1,107,290
325 5.000%, 7/01/37 7/30 at 100.00 AA- 349,229
1,195 4.000%, 7/01/38 7/30 at 100.00 AA- 1,193,721
2,075 4.000%, 7/01/45 7/30 at 100.00 AA- 1,990,070
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
2,030 5.000%, 7/01/30 7/29 at 100.00 A 2,209,147
1,000 4.000%, 7/01/39 7/29 at 100.00 A 969,230
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A- 1,778,573
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 AA+ 2,914,800
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 AA+ 2,012,960
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 AA+ 1,905,520
110 Fairfax County Industrial Development Authority, Virginia, Hospital
Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%,
8/15/23
No Opt. Call AA+ 110,326
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 2,744,220
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 N/R 3,532,830
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
180 5.000%, 1/01/32 1/27 at 100.00 A- 187,857
3,000 5.000%, 1/01/47 1/27 at 100.00 A- 3,049,140
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
4,050 4.000%, 1/01/47 1/32 at 100.00 A- 3,708,706
3,000 3.000%, 1/01/51 1/32 at 100.00 A- 2,092,350
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA 944,870
5,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 AA- 4,708,200
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 A 1,038,050
1,800 5.000%, 6/15/35 6/26 at 100.00 A 1,858,122
1,600 5.000%, 6/15/36 6/26 at 100.00 A 1,643,568
1,360 4.000%, 6/15/37 6/26 at 100.00 A 1,300,922

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 6,500 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 AA- $ 6,628,310
9,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 AA- 8,455,596
5,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/41
10/32 at 100.00 AA- 5,346,250
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
4,000 4.000%, 11/01/38 11/29 at 100.00 AA 3,963,880
1,150 4.000%, 11/01/39 11/29 at 100.00 AA 1,131,439
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 A+ 1,292,825
1,230 5.000%, 1/01/34 1/26 at 100.00 A+ 1,270,775
2,000 4.000%, 1/01/37 1/26 at 100.00 A+ 2,003,680
1,215 5.000%, 1/01/44 1/26 at 100.00 A+ 1,231,803
Total Health Care 77,167,583
Housing/Multifamily - 4.0%
560 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little
River Glen, Series 1996, 6.100%, 9/01/26
7/23 at 100.00 AA 561,176
795 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 709,688
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 AA+ 1,475,044
1,790 3.625%, 3/01/39 3/24 at 100.00 AA+ 1,659,276
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 AA+ 947,980
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 AA+ 2,395,080
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 AA+ 1,418,085
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 AA+ 1,534,571
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 AA+ 2,740,950
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 AA+ 905,825
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 AA+ 1,271,442
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 AA+ 1,391,260
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 AA+ 1,429,860
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 AA+ 1,018,620
Total Housing/Multifamily 19,458,857
Industrials - 0.8%
4,350 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call A- 3,927,789
Total Industrials 3,927,789

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 3.0%
$ 2,800 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 BBB+ $ 2,239,132
Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster
Canterbury of Richmond, Refunding Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 A- 1,598,421
1,000 4.000%, 10/01/50 10/26 at 103.00 A- 860,300
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 N/R 725,900
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/41
6/27 at 103.00 N/R 469,338
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 BBB- 878,760
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 BBB- 764,650
3,300 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
5.250%, 1/01/54
1/24 at 104.00 N/R 2,592,513
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 BB 1,196,415
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
2,110 5.000%, 9/01/26 9/24 at 102.00 N/R 2,075,143
500 5.000%, 9/01/31 9/24 at 102.00 N/R 470,585
1,025 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45
7/27 at 103.00 A 899,396
Total Long-Term Care 14,770,553
Tax Obligation/General - 6.4%
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 3,226,394
3,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 10/01/32
4/32 at 100.00 AAA 3,526,680
3,465 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2017A, 5.000%, 12/01/25
No Opt. Call AAA 3,625,603
2,000 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/39, (WI/DD)
12/32 at 100.00 AAA 2,284,420
1,250 Norfolk, Virginia, General Obligation Bonds, Capital Improvement
Refunding Series 2016A, 5.000%, 10/01/28
10/26 at 100.00 AAA 1,330,837
1,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A, 5.000%, 9/01/40
9/32 at 100.00 AAA 1,126,470
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/45 - AGM Insured
No Opt. Call AA 2,455,273
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,920 5.625%, 7/01/29 No Opt. Call N/R 3,097,257
4,500 0.000%, 7/01/33 7/31 at 89.94 N/R 2,643,615
1,000 4.000%, 7/01/33 7/31 at 103.00 N/R 920,040
2,000 4.000%, 7/01/41 7/31 at 103.00 N/R 1,675,180
370 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/32
No Opt. Call AA+ 434,661
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call AAA 2,923,927

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
$ 7,110 0.000%, 8/15/48 8/25 at 38.79 Aaa $ 2,188,174
Total Tax Obligation/General 31,458,531
Tax Obligation/Limited - 17.9%
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,485 5.000%, 2/15/34 8/27 at 100.00 Aa1 1,618,754
1,000 5.000%, 2/15/35 8/27 at 100.00 Aa1 1,086,200
925 5.000%, 2/15/36 8/27 at 100.00 Aa1 1,000,313
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
7/23 at 100.00 N/R 970,430
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 AA+ 1,054,990
1,625 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 1,533,318
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 BB 3,036,090
1,000 5.000%, 11/15/35 11/25 at 100.00 BB 1,006,060
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,027,410
1,000 5.000%, 12/01/34 12/26 at 100.00 BB 1,022,390
Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation
Fund, Senior Lien Series 2020A:
4,000 5.000%, 7/01/50 7/30 at 100.00 AA 4,293,800
2,000 5.250%, 7/01/60 7/30 at 100.00 AA 2,173,460
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
4,350 5.000%, 7/01/48 1/28 at 100.00 AA+ 4,578,462
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA 2,887,590
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 AA 719,370
910 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 854,809
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 767,272
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 N/R 360,657
800 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 780,040
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 2,024,446
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 2,883,750
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
33 0.000%, 7/01/24 No Opt. Call N/R 31,574
81 0.000%, 7/01/27 No Opt. Call N/R 68,200
317 0.000%, 7/01/29 7/28 at 98.64 N/R 243,000
210 0.000%, 7/01/31 7/28 at 91.88 N/R 145,679
432 0.000%, 7/01/33 7/28 at 86.06 N/R 270,190
3,247 0.000%, 7/01/51 7/28 at 30.01 N/R 646,640
2,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,854,500
10,615 5.000%, 7/01/58 7/28 at 100.00 N/R 10,168,533

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
$ 2,180 4.329%, 7/01/40 7/28 at 100.00 N/R $ 2,025,067
61 4.536%, 7/01/53 7/28 at 100.00 N/R 54,599
31 4.784%, 7/01/58 7/28 at 100.00 N/R 28,554
Virgin Islands Public Finance Authority, Federal Highway
Grant Anticipation Loan Note Revenue Bonds, Series
2015:
500 5.000%, 9/01/23, 144A No Opt. Call A 500,740
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 A 1,015,180
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 A 1,017,650
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
7/23 at 100.00 Baa2 1,011,430
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 AA 2,268,269
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.000%,
2/01/41, (WI/DD)
2/33 at 100.00 AA+ 2,240,620
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Refunding Series 2017E:
1,000 5.000%, 2/01/30 2/28 at 100.00 AA+ 1,087,350
2,000 5.000%, 2/01/32 2/28 at 100.00 AA+ 2,174,820
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 AA+ 3,704,890
2,900 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/33
9/30 at 100.00 AA+ 3,325,517
695 Virginia Gateway Community Development Authority, Prince William
County, Virginia, Special Assessment Refunding Bonds, Series 2012,
5.000%, 3/01/25
7/23 at 100.00 N/R 684,241
2,000 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.250%, 7/01/48
7/33 at 100.00 AA+ 2,242,560
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 AA+ 1,997,820
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 AA+ 2,080,200
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
7/23 at 100.00 AAA 25,015
345 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 355,119
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 AA+ 2,964,780
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2019, 5.000%, 5/15/32
5/29 at 100.00 AA+ 3,364,350
4,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 AA 3,945,440
1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 Aa2 1,044,360
Total Tax Obligation/Limited 88,266,498
Transportation - 23.0%
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
350 4.000%, 7/01/36 7/26 at 100.00 A2 350,367
770 4.000%, 7/01/38 7/26 at 100.00 A2 750,442
2,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call BBB 2,008,700

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
$ 5,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA $ 5,719,109
1,830 5.000%, 7/01/46 7/26 at 100.00 BBB 1,858,896
2,000 5.000%, 7/01/51 7/26 at 100.00 BBB 2,025,960
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000 0.000%, 7/15/32 (4) 7/28 at 100.00 A- 3,122,430
1,755 0.000%, 7/15/40 - AGM Insured (4) 7/28 at 100.00 AA 1,790,258
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
7/23 at 100.00 A- 1,620,778
305 Metropolitan Washington Airports Authority, D.C., Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/38
10/29 at 100.00 A- 299,861
2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53
- AGM Insured
10/29 at 100.00 AA 2,319,000
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36
10/28 at 100.00 A 2,117,400
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52
- AGM Insured
10/31 at 100.00 AA 1, 860,100
Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Second Senior
Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call AA 3,726,240
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call AA 3,817,827
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call AA 7,664,670
3,300 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 3,704,877
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 AA- 1,082,950
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 AA- 5,381,896
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 AA- 655,619
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 AA- 3,074,910
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 AA- 3,190,410
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 AA- 3,488,367
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 AA- 1,056,940
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 AA- 4,194,320
1,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/42, (AMT) , (WI/DD)
10/32 at 100.00 AA- 1,565,347
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
125 5.000%, 8/01/26, (AMT) 6/23 at 100.00 B 125,154
595 5.000%, 8/01/31, (AMT) 6/23 at 100.00 B 595,803

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Norfolk Airport Authority, Virginia, Airport Revenue Bonds,
Series 2019:
$ 1,000 5.000%, 7/01/37 7/29 at 100.00 A $ 1,066,290
4,625 5.000%, 7/01/43 7/29 at 100.00 A 4,854,400
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
7,800 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 7,761,000
2,750 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 2,724,700
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
2,500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 BBB 2,615,250
1,000 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB 1,027,390
1,000 5.000%, 7/01/38, (AMT) 1/32 at 100.00 BBB 1,026,680
2,000 4.000%, 1/01/42, (AMT) 1/32 at 100.00 BBB 1,802,520
3,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1 3,548,160
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 Baa1 1,005,340
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding
Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 BBB 2,337,140
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB 934,790
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 BBB 2,290,650
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 BBB 4,572,660
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
2,000 5.000%, 7/01/30 7/27 at 100.00 AA 2,150,780
1,400 5.000%, 7/01/37 7/27 at 100.00 AA 1,471,050
2,000 5.000%, 7/01/42 7/27 at 100.00 AA 2,089,120
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AA- 1,050,750
Total Transportation 113,497,301
U.S. Guaranteed - 8.1% (5)
275 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call AA 278,382
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 N/R 103,778
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 AA+ 1,088,290
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 N/R 716,310
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 N/R 4,895,856
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall
LLC, Series 2013A:
1,000 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,007,620
1,000 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,007,620
1,220 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 1,221,830
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,517,656
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,276,484
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,918,751

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
$ 1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 N/R $ 1,805,447
1,000 5.000%, 7/01/52, (Pre-refunded 1/01/28) 1/28 at 100.00 AA 1,094,210
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 AA 10,887,963
5,250 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 AA 5,816,422
2,190 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA 2,250,970
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 A+ 1,677,904
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 Aaa 318,878
Total U.S. Guaranteed 39,884,371
Utilities - 7.1%
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 4,298,624
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 2,518,775
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 A- 1,033,520
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 AAA 4,044,965
3,085 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 3,085,000
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008C, 1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call A2 1,939,560
1,715 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 AA+ 1,817,900
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 AA+ 4,076,520
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 1,926,720
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 1,707,360
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/32
1/26 at 100.00 Aa1 5,221,750
2,500 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 2,307,725
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 966,760
Total Utilities 34,945,179
Total Municipal Bonds
(cost $494,449,872) 487,136,345
Total Long-Term Investments
(cost $494,449,872) 487,136,345
Other Assets & Liabilities, Net - 1.1% 5,471,279
Net Assets - 100% $ 492,607,624

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements.

May 31, 2023 Arizona Colorado Maryland New Mexico Pennsylvania Virginia
ASSETS
Long-term investments, at value
†
$ 168,789,020 $ 443,105,460 $ 245,218,387 $ 75,682,781 $ 442,559,892 $ 487,136,345
Short-term investments, at value
◊
– 8,340,000 – – – –
Cash 569,000 – 1,901,309 – 3,851,687 2,512,993
Cash collateral at brokers for investments in futures
contracts
(1)
– – – – 157,664 –
Receivables:
Interest 3,021,352 7,871,183 3,898,127 1,159,757 5,274,876 6,803,617
Investments sold 30,000 1,085,000 235,000 90,000 2,670,000 5,093,833
Shares sold 260,571 655,768 256,452 20,990 471,467 696,220
Other assets 10,559 22,678 16,044 10,235 42,807 82,397
Total assets 172,680,502 461,080,089 251,525,319 76,963,763 455,028,393 502,325,405
LIABILITIES
Cash overdraft – 1,254,899 – 83,280 – –
Payables:
Dividends 86,889 163,417 191,761 35,394 230,496 341,032
Investments purchased - regular settlement – 1,919,482 – – 1,268,380 1,432,280
Investments purchased - when-issued/delayed-
delivery settlement – – – – 3,694,215 6,117,996
Shares redeemed 130,300 620,942 682,215 69,407 776,095 1,352,577
Variation margin on futures contracts – – – – 28,875 –
Accrued expenses:
Custodian fees 29,671 52,299 33,967 18,961 51,588 53,597
Management fees 73,904 194,833 107,081 33,407 188,824 206,885
Trustees fees 2,221 12,539 5,011 1,019 35,100 71,129
Professional fees 5,158 14,416 7,777 2,381 14,873 16,458
Shareholder reporting expenses 10,330 15,259 11,707 7,517 18,428 18,639
Shareholder servicing agent fees 17,077 47,660 24,808 6,267 58,634 60,482
12b-1 distribution and service fees 15,107 37,835 19,398 9,264 40,858 41,205
Other 7,509 16,482 3,936 3,586 8,539 5,501
Total liabilities 378,166 4,350,063 1,087,661 270,483 6,414,905 9,717,781
Net assets $ 172,302,336 $ 456,730,026 $ 250,437,658 $ 76,693,280 $ 448,613,488 $ 492,607,624
NET ASSETS CONSIST OF:
Paid-in capital $ 189,717,715 $ 498,714,128 $ 278,113,808 $ 84,440,039 $ 485,643,015 $ 545,753,334
Total distributable earnings (loss) (17,415,379) (41,984,102) (27,676,150) (7,746,759) (37,029,527) (53,145,710)
Net assets 172,302,336 456,730,026 250,437,658 76,693,280 448,613,488 492,607,624
†
Long-term investments, cost $ 176,701,567 $ 451,886,253 $ 257,266,783 $ 78,696,327 $ 473,293,089 $ 494,449,872
◊
Short-term investments, cost $ — $ 8,340,000 $ — $ — $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
CLASS A:
Net assets $ 72,638,007 $ 163,149,554 $ 88,766,031 $ 46,297,847 $ 174,354,318 $ 181,817,081
Shares outstanding 7,298,337 16,334,184 9,143,507 4,874,219 17,343,151 17,882,560
Net asset value ("NAV") per share $ 9.95 $ 9.99 $ 9.71 $ 9.50 $ 10.05 $ 10.17
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.39 $ 10.43 $ 10.14 $ 9.92 $ 10.49 $ 10.62
CLASS C:
Net assets $ 3,210,859 $ 11,382,944 $ 5,111,297 $ 1,516,329 $ 12,748,706 $ 12,027,806
Shares outstanding 322,865 1,141,818 528,474 159,386 1,273,144 1,184,141
NAV and offering price per share $ 9.94 $ 9.97 $ 9.67 $ 9.51 $ 10.01 $ 10.16
CLASS I:
Net assets $ 96,453,470 $ 282,197,528 $ 156,560,330 $ 28,879,104 $ 261,510,464 $ 298,762,737
Shares outstanding 9,673,644 28,276,055 16,132,520 3,027,129 26,063,477 29,457,413
NAV and offering price per share $ 9.97 $ 9.98 $ 9.70 $ 9.54 $ 10.03 $ 10.14
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
See Notes to Financial Statements.

Year Ended May 31, 2023 Arizona Colorado Maryland New Mexico
INVESTMENT INCOME
Interest $ 5,793,780 $ 16,787,950 $ 9,378,224 $ 2,816,456
Total investment income 5,793,780 16,787,950 9,378,224 2,816,456
EXPENSES
– – – –
Management fees 854,139 2,309,644 1,263,422 398,411
12b-1 service fees - Class A 139,428 331,693 178,478 97,693
12b-1 distribution and service fees - Class C 35,713 133,826 61,423 16,600
Shareholder servicing agent fees 58,852 170,103 90,306 24,273
Interest expense 6,282 14,098 10,962 5,148
Trustees fees 6,183 16,954 9,424 2,857
Custodian expenses, net 33,316 68,635 44,137 20,533
Federal and state registration fees 12,306 6,377 10,660 6,495
Professional fees 56,109 79,851 63,230 48,162
Shareholder reporting expenses 17,691 22,785 21,787 14,086
Other 6,955 11,435 7,438 4,748
Total expenses 1,226,974 3,165,401 1,761,267 639,006
Net investment income (loss) 4,566,806 13,622,549 7,616,957 2,177,450
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (4,290,770) (21,226,276) (5,697,914) (1,636,375)
Net realized gain (loss) (4,290,770) (21,226,276) (5,697,914) (1,636,375)
Change in unrealized appreciation (depreciation) on:
Investments (1,895,837) 2,745,286 (5,498,804) (1,551,282)
Change in net unrealized appreciation (depreciation) (1,895,837) 2,745,286 (5,498,804) (1,551,282)
Net realized and unrealized gain (loss) (6,186,607) (18,480,990) (11,196,718) (3,187,657)
Net increase (decrease) in net assets from operations $ (1,619,801) $ (4,858,441) $ (3,579,761) $ (1,010,207)

Statement of Operations
(continued)
See Notes to Financial Statements.

Year Ended May 31, 2023 Pennsylvania Virginia
INVESTMENT INCOME
Interest $ 15,771,529 $ 18,972,828
Total investment income 15,771,529 18,972,828
EXPENSES
– –
Management fees 2,343,898 2,530,761
12b-1 service fees - Class A 365,243 379,248
12b-1 distribution and service fees - Class C 144,891 141,214
Shareholder servicing agent fees 224,451 222,637
Interest expense 23,983 24,021
Trustees fees 17,799 19,193
Custodian expenses, net 69,093 60,139
Federal and state registration fees 6,352 7,191
Professional fees 81,229 84,279
Shareholder reporting expenses 35,832 33,332
Other 10,320 10,461
Total expenses 3,323,091 3,512,476
Net investment income (loss) 12,448,438 15,460,352
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (6,410,820) (18,128,595)
Futures contracts 642,873 —
Net realized gain (loss) (5,767,947) (18,128,595)
Change in unrealized appreciation (depreciation) on:
Investments (18,681,689) (5,654,671)
Futures contracts (124,186) —
Change in net unrealized appreciation (depreciation) (18,805,875) (5,654,671)
Net realized and unrealized gain (loss) (24,573,822) (23,783,266)
Net increase (decrease) in net assets from operations $ (12,125,384) $ (8,322,914)

Statement of Changes in Net Assets
See Notes to Financial Statements.

Arizona Colorado
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 4,566,806 $ 4,434,310 $ 13,622,549 $ 11,740,677
Net realized gain (loss) (4,290,770) (1,996,900) (21,226,276) (7,364,605)
Change in net unrealized appreciation (depreciation) (1,895,837) (18,493,584) 2,745,286 (46,776,652)
Net increase (decrease) in net assets from operations (1,619,801) (16,056,174) (4,858,441) (42,400,580)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (1,751,551) (1,699,150) (4,483,501) (3,889,966)
Class C (60,801) (60,288) (249,104) (184,355)
Class I (2,594,402) (2,539,837) (8,217,622) (6,591,185)
Decrease in net assets from distributions to shareholders (4,406,754) (4,299,275) (12,950,227) (10,665,506)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 69,831,515 60,985,822 194,591,101 183,056,304
Proceeds from shares issued to shareholders due to reinvestment of distributions 3,260,283 2,914,697 11,146,147 8,936,585
73,091,798 63,900,519 205,737,248 191,992,889
Cost of shares redeemed (71,039,241) (73,735,396) (226,703,022) (214,555,244)
Net increase (decrease) in net assets from Fund share transactions 2,052,557 (9,834,877) (20,965,774) (22,562,355)
Net increase (decrease) in net assets (3,973,998) (30,190,326) (38,774,442) (75,628,441)
Net assets at the beginning of period 176,276,334 206,466,660 495,504,468 571,132,909
Net assets at the end of period $ 172,302,336 $ 176,276,334 $ 456,730,026 $ 495,504,468

See Notes to Financial Statements.

Maryland New Mexico
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 7,616,957 $ 6,979,205 $ 2,177,450 $ 2,235,573
Net realized gain (loss) (5,697,914) (1,962,153) (1,636,375) (937,199)
Change in net unrealized appreciation (depreciation) (5,498,804) (26,540,879) (1,551,282) (7,818,682)
Net increase (decrease) in net assets from operations (3,579,761) (21,523,827) (1,010,207) (6,520,308)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (2,502,675) (2,489,685) (1,241,514) (1,343,697)
Class C (120,518) (123,471) (29,171) (32,645)
Class I (4,692,843) (4,121,292) (776,392) (826,485)
Decrease in net assets from distributions to shareholders (7,316,036) (6,734,448) (2,047,077) (2,202,827)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 112,478,063 92,639,368 18,056,300 20,222,674
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,200,757 4,855,596 1,646,901 1,675,247
117,678,820 97,494,964 19,703,201 21,897,921
Cost of shares redeemed (127,597,797) (101,341,060) (29,462,396) (21,877,269)
Net increase (decrease) in net assets from Fund share transactions (9,918,977) (3,846,096) (9,759,195) 20,652
Net increase (decrease) in net assets (20,814,774) (32,104,371) (12,816,479) (8,702,483)
Net assets at the beginning of period 271,252,432 303,356,803 89,509,759 98,212,242
Net assets at the end of period $ 250,437,658 $ 271,252,432 $ 76,693,280 $ 89,509,759

See Notes to Financial Statements.

Pennsylvania Virginia
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 12,448,438 $ 12,565,105 $ 15,460,352 $ 14,560,714
Net realized gain (loss) (5,767,947) (806,819) (18,128,595) (10,675,181)
Change in net unrealized appreciation (depreciation) (18,805,875) (47,616,521) (5,654,671) (55,671,881)
Net increase (decrease) in net assets from operations (12,125,384) (35,858,235) (8,322,914) (51,786,348)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (4,484,113) (4,103,714) (5,043,613) (5,163,119)
Class C (237,581) (238,789) (261,663) (245,381)
Class I (7,411,027) (7,497,408) (8,923,945) (8,655,817)
Decrease in net assets from distributions to shareholders (12,132,721) (11,839,911) (14,229,221) (14,064,317)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 166,706,374 183,056,403 258,637,035 241,869,944
Proceeds from shares issued to shareholders due to reinvestment of distributions 9,143,099 8,534,891 10,641,403 10,442,707
175,849,473 191,591,294 269,278,438 252,312,651
Cost of shares redeemed (231,412,202) (166,568,753) (333,985,461) (275,116,498)
Net increase (decrease) in net assets from Fund share transactions (55,562,729) 25,022,541 (64,707,023) (22,803,847)
Net increase (decrease) in net assets (79,820,834) (22,675,605) (87,259,158) (88,654,512)
Net assets at the beginning of period 528,434,322 551,109,927 579,866,782 668,521,294
Net assets at the end of period $ 448,613,488 $ 528,434,322 $ 492,607,624 $ 579,866,782
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds. During the year ended May
31, 2022, there were no distributions from Class C2 Shares.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Arizona
Class
A
5/31/23
$ 10.31 $ 0.26 $ (0.37) $ (0.11) $ (0.25) $ — $ (0.25) $ 9.95
5/31/22
11.36 0.22 (1.05) (0.83) (0.22) — (0.22) 10.31
5/31/21
11.03 0.25 0.35 0.60 (0.27) — (0.27) 11.36
5/31/20
10.98 0.28 0.06 0.34 (0.29) — (0.29) 11.03
5/31/19
10.68 0.30 0.29 0.59 (0.29) — (0.29) 10.98
Class
C
5/31/23
10.31 0.18 (0.38) (0.20) (0.17) — (0.17) 9.94
5/31/22
11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
5/31/21
11.03 0.16 0.34 0.50 (0.18) — (0.18) 11.35
5/31/20
10.98 0.19 0.07 0.26 (0.21) — (0.21) 11.03
5/31/19
10.68 0.21 0.30 0.51 (0.21) — (0.21) 10.98
Class
I
5/31/23
10.33 0.28 (0.37) (0.09) (0.27) — (0.27) 9.97
5/31/22
11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
5/31/21
11.06 0.28 0.33 0.61 (0.29) — (0.29) 11.38
5/31/20
11.01 0.30 0.07 0.37 (0.32) — (0.32) 11.06
5/31/19
10.71 0.32 0.30 0.62 (0.32) — (0.32) 11.01
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
(1.03) % $ 72,638 0.82% 0.82% 2.61% 22%
(7.46) 71,380 0.81 0.80 2.00 16
5.44 87,105 0.82 0.81 2.24 4
3.15 61,110 0.84 0.83 2.54 13
5.67 57,476 0.86 0.86 2.78 6
(1.91) 3,211 1.62 1.62 1.79 22
(8.12) 4,362 1.61 1.60 1.20 16
4.52 5,474 1.62 1.61 1.45 4
2.35 4,909 1.64 1.63 1.74 13
4.85 4,209 1.66 1.66 1.99 6
(0.83) 96,453 0.62 0.62 2.80 22
(7.25) 100,535 0.61 0.60 2.20 16
5.56 113,625 0.62 0.61 2.44 4
3.37 79,716 0.64 0.63 2.74 13
5.90 64,435 0.66 0.66 2.98 6

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Colorado
Class
A
5/31/23
$ 10.33 $ 0.28 $ (0.35) $ (0.07) $ (0.27) $ — $ (0.27) $ 9.99
5/31/22
11.34 0.22 (1.03) (0.81) (0.20) — (0.20) 10.33
5/31/21
11.03 0.23 0.31 0.54 (0.23) — (0.23) 11.34
5/31/20
10.89 0.27 0.16 0.43 (0.29) — (0.29) 11.03
5/31/19
10.63 0.33 0.28 0.61 (0.35) — (0.35) 10.89
Class
C
5/31/23
10.31 0.20 (0.35) (0.15) (0.19) — (0.19) 9.97
5/31/22
11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
5/31/21
11.01 0.14 0.31 0.45 (0.14) — (0.14) 11.32
5/31/20
10.87 0.18 0.17 0.35 (0.21) — (0.21) 11.01
5/31/19
10.61 0.25 0.27 0.52 (0.26) — (0.26) 10.87
Class
I
5/31/23
10.32 0.30 (0.35) (0.05) (0.29) — (0.29) 9.98
5/31/22
11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
5/31/21
11.02 0.25 0.31 0.56 (0.25) — (0.25) 11.33
5/31/20
10.89 0.29 0.16 0.45 (0.32) — (0.32) 11.02
5/31/19
10.63 0.35 0.27 0.62 (0.36) — (0.36) 10.89
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 0 .63 ) % $ 163,150 0 .78% 0 .78% 2 .84% 41%
( 7 .26 ) 179,414 0 .77 0 .77 1 .97 18
4 .94 229,010 0 .77 0 .77 2 .03 4
4 .02 185,700 0 .78 0 .78 2 .47 20
5 .84 131,996 0 .82 0 .82 3 .15 19
( 1 .44 ) 11,383 1 .58 1 .58 2 .02 41
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
4 .12 20,174 1 .57 1 .57 1 .23 4
3 .21 17,392 1 .58 1 .58 1 .68 20
4 .96 13,538 1 .62 1 .62 2 .36 19
( 0 .44 ) 282,198 0 .58 0 .58 3 .03 41
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18
5 .16 321,648 0 .57 0 .57 2 .22 4
4 .14 248,133 0 .58 0 .58 2 .67 20
6 .02 172,702 0 .62 0 .62 3 .35 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Maryland
Class
A
5/31/23
$ 10.10 $ 0.29 $ (0.41) $ (0.12) $ (0.27) $ — $ (0.27) $ 9.71
5/31/22
11.13 0.24 (1.04) (0.80) (0.23) — (0.23) 10.10
5/31/21
10.68 0.26 0.45 0.71 (0.26) — (0.26) 11.13
5/31/20
10.78 0.28 (0.09) 0.19 (0.29) — (0.29) 10.68
5/31/19
10.59 0.32 0.19 0.51 (0.32) — (0.32) 10.78
Class
C
5/31/23
10.06 0.21 (0.41) (0.20) (0.19) — (0.19) 9.67
5/31/22
11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
5/31/21
10.63 0.18 0.44 0.62 (0.17) — (0.17) 11.08
5/31/20
10.74 0.19 (0.09) 0.10 (0.21) — (0.21) 10.63
5/31/19
10.54 0.24 0.19 0.43 (0.23) — (0.23) 10.74
Class
I
5/31/23
10.10 0.30 (0.41) (0.11) (0.29) — (0.29) 9.70
5/31/22
11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
5/31/21
10.68 0.29 0.44 0.73 (0.28) — (0.28) 11.13
5/31/20
10.78 0.30 (0.08) 0.22 (0.32) — (0.32) 10.68
5/31/19
10.59 0.34 0.19 0.53 (0.34) — (0.34) 10.78
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 1 .11 ) % $ 88,766 0 .80% 0 .80% 2 .92% 23%
( 7 .27 ) 96,337 0 .78 0 .78 2 .25 22
6 .72 116,909 0 .80 0 .80 2 .40 9
1 .79 97,106 0 .81 0 .81 2 .59 18
4 .90 83,241 0 .84 0 .84 3 .06 17
( 1 .94 ) 5,111 1 .60 1 .60 2 .12 23
( 7 .98 ) 7,861 1 .58 1 .58 1 .45 22
5 .88 10,445 1 .60 1 .60 1 .61 9
0 .98 12,507 1 .61 1 .61 1 .79 18
4 .09 11,164 1 .63 1 .63 2 .26 17
( 1 .02 ) 156,560 0 .60 0 .60 3 .12 23
( 7 .06 ) 167,055 0 .58 0 .58 2 .45 22
6 .93 175,495 0 .60 0 .60 2 .59 9
2 .01 130,951 0 .61 0 .61 2 .79 18
5 .14 123,900 0 .64 0 .64 3 .26 17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
New Mexico
Class
A
5/31/23
$ 9.85 $ 0.26 $ (0.37) $ (0.11) $ (0.24) $ — $ (0.24) $ 9.50
5/31/22
10.75 0.23 (0.90) (0.67) (0.23) — (0.23) 9.85
5/31/21
10.53 0.25 0.22 0.47 (0.25) — (0.25) 10.75
5/31/20
10.42 0.28 0.13 0.41 (0.30) — (0.30) 10.53
5/31/19
10.23 0.30 0.20 0.50 (0.31) — (0.31) 10.42
Class
C
5/31/23
9.87 0.18 (0.37) (0.19) (0.17) — (0.17) 9.51
5/31/22
10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
5/31/21
10.55 0.17 0.21 0.38 (0.16) — (0.16) 10.77
5/31/20
10.44 0.20 0.12 0.32 (0.21) — (0.21) 10.55
5/31/19
10.24 0.22 0.20 0.42 (0.22) — (0.22) 10.44
Class
I
5/31/23
9.90 0.28 (0.37) (0.09) (0.27) — (0.27) 9.54
5/31/22
10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
5/31/21
10.58 0.27 0.23 0.50 (0.27) — (0.27) 10.81
5/31/20
10.47 0.30 0.13 0.43 (0.32) — (0.32) 10.58
5/31/19
10.28 0.32 0.20 0.52 (0.33) — (0.33) 10.47
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 1 .05 ) % $ 46,298 0 .87% 0 .86% 2 .72% 17%
( 6 .35 ) 57,918 0 .84 0 .84 2 .21 15
4 .48 62,010 0 .85 0 .85 2 .36 10
3 .94 57,402 0 .86 0 .86 2 .68 5
4 .95 48,950 0 .88 0 .88 2 .97 15
( 1 .93 ) 1,516 1 .67 1 .66 1 .92 17
( 7 .08 ) 1,915 1 .64 1 .64 1 .41 15
3 .66 2,592 1 .65 1 .65 1 .56 10
3 .11 2,814 1 .66 1 .66 1 .89 5
4 .19 2,469 1 .68 1 .68 2 .17 15
( 0 .91 ) 28,879 0 .67 0 .66 2 .92 17
( 6 .20 ) 29,677 0 .64 0 .64 2 .41 15
4 .79 33,372 0 .65 0 .65 2 .56 10
4 .15 28,740 0 .66 0 .66 2 .88 5
5 .17 24,647 0 .68 0 .68 3 .17 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Pennsylvania
Class
A
5/31/23
$ 10.54 $ 0.26 $ (0.50) $ (0.24) $ (0.25) $ — $ (0.25) $ 10.05
5/31/22
11.44 0.24 (0.92) (0.68) (0.22) — (0.22) 10.54
5/31/21
11.19 0.25 0.31 0.56 (0.26) (0.05) (0.31) 11.44
5/31/20
11.15 0.29 0.04 0.33 (0.29) ( — ) (d) (0.29) 11.19
5/31/19
10.80 0.33 0.40 0.73 (0.34) (0.04) (0.38) 11.15
Class
C
5/31/23
10.50 0.17 (0.49) (0.32) (0.17) — (0.17) 10.01
5/31/22
11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
5/31/21
11.14 0.16 0.31 0.47 (0.17) (0.05) (0.22) 11.39
5/31/20
11.11 0.20 0.03 0.23 (0.20) ( — ) (d) (0.20) 11.14
5/31/19
10.76 0.24 0.40 0.64 (0.25) (0.04) (0.29) 11.11
Class
I
5/31/23
10.52 0.28 (0.50) (0.22) (0.27) — (0.27) 10.03
5/31/22
11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
5/31/21
11.17 0.27 0.31 0.58 (0.28) (0.05) (0.33) 11.42
5/31/20
11.13 0.31 0.05 0.36 (0.32) ( — ) (d) (0.32) 11.17
5/31/19
10.79 0.35 0.38 0.73 (0.35) (0.04) (0.39) 11.13
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 2 .27 ) % $ 174,354 0 .80% 0 .79% 2 .53% 6%
( 6 .02 ) 200,786 0 .76 0 .76 2 .12 17
5 .07 199,228 0 .77 0 .77 2 .23 16
3 .02 175,578 0 .78 0 .78 2 .60 12
6 .91 152,034 0 .80 0 .80 3 .03 14
( 3 .07 ) 12,749 1 .60 1 .59 1 .73 6
( 6 .71 ) 17,063 1 .56 1 .56 1 .31 17
4 .26 20,858 1 .57 1 .57 1 .43 16
2 .12 19,708 1 .58 1 .58 1 .80 12
6 .05 18,812 1 .60 1 .60 2 .24 14
( 2 .07 ) 261,510 0 .60 0 .59 2 .72 6
( 5 .83 ) 310,585 0 .56 0 .56 2 .32 17
5 .30 329,936 0 .57 0 .57 2 .43 16
3 .24 280,596 0 .58 0 .58 2 .80 12
7 .00 243,370 0 .60 0 .60 3 .23 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Virginia
Class
A
5/31/23
$ 10.54 $ 0.30 $ (0.40) $ (0.10) $ (0.27) $ — $ (0.27) $ 10.17
5/31/22
11.65 0.24 (1.12) (0.88) (0.23) — (0.23) 10.54
5/31/21
11.28 0.25 0.38 0.63 (0.26) — (0.26) 11.65
5/31/20
11.25 0.28 0.05 0.33 (0.30) — (0.30) 11.28
5/31/19
11.00 0.32 0.25 0.57 (0.32) — (0.32) 11.25
Class
C
5/31/23
10.53 0.20 (0.38) (0.18) (0.19) — (0.19) 10.16
5/31/22
11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
5/31/21
11.27 0.16 0.38 0.54 (0.17) — (0.17) 11.64
5/31/20
11.24 0.19 0.05 0.24 (0.21) — (0.21) 11.27
5/31/19
10.99 0.23 0.25 0.48 (0.23) — (0.23) 11.24
Class
I
5/31/23
10.51 0.32 (0.40) (0.08) (0.29) — (0.29) 10.14
5/31/22
11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
5/31/21
11.25 0.27 0.38 0.65 (0.28) — (0.28) 11.62
5/31/20
11.23 0.30 0.04 0.34 (0.32) — (0.32) 11.25
5/31/19
10.97 0.34 0.26 0.60 (0.34) — (0.34) 11.23
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 0 .89 ) % $ 181,817 0 .78% 0 .78% 2 .91% 26%
( 7 .68 ) 211,228 0 .76 0 .76 2 .09 27
5 .63 266,280 0 .77 0 .77 2 .18 6
2 .94 228,436 0 .78 0 .78 2 .49 10
5 .34 202,986 0 .80 0 .80 2 .93 29
( 1 .68 ) 12,028 1 .58 1 .58 2 .10 26
( 8 .42 ) 16,787 1 .56 1 .56 1 .29 27
4 .82 21,904 1 .57 1 .57 1 .38 6
2 .13 21,219 1 .58 1 .58 1 .69 10
4 .48 18,999 1 .60 1 .60 2 .13 29
( 0 .68 ) 298,763 0 .58 0 .58 3 .10 26
( 7 .50 ) 351,852 0 .56 0 .56 2 .29 27
5 .86 379,172 0 .57 0 .57 2 .37 6
3 .06 306,442 0 .58 0 .58 2 .69 10
5 .62 226,267 0 .60 0 .60 3 .12 29

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”),
Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond
Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a
“Fund” and collectively, the “Funds”), as diversified funds among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
 The end of the reporting period for the Funds is May 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain
Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-
advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Arizona
$ 8,773
Colorado
7,923
Maryland
4,125
New Mexico
3,765
Pennsylvania
8,438
Virginia
15,477

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rule Issuance:
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 168,789,020 $ – $ 168,789,020
Total $ – $ 168,789,020 $ – $ 168,789,020
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 443,105,460 $ – $ 443,105,460
Short-Term Investments:
Municipal Bonds – 8,340,000 – 8,340,000
Total $ – $ 451,445,460 $ – $ 451,445,460
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 245,218,387 $ – $ 245,218,387
Total $ – $ 245,218,387 $ – $ 245,218,387

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 75,682,781 $ – $ 75,682,781
Total $ – $ 75,682,781 $ – $ 75,682,781
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 417,637,794 $ – $ 417,637,794
Common Stocks – 24,922,098 – 24,922,098
Investments in Derivatives:
Futures Contracts* (66,706) – – (66,706)
Total $ (66,706) $ 442,559,892 $ – $ 442,493,186
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 487,136,345 $ – $ 487,136,345
Total $ – $ 487,136,345 $ – $ 487,136,345
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases & Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives:
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable. Even though the Funds'
investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts:
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,”
into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of
Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Pennsylvania used futures to manage the duration and yield curve exposure of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Purchases
Sales and
Maturities
Arizona
$ 36,512,052 $ 35,674,411
Colorado
188,109,654 208,573,035
Maryland
57,663,801 65,595,263
New Mexico
13,534,159 21,476,520
Pennsylvania
30,296,086 83,493,917
Virginia
133,489,521 217,944,978

Notes to Financial Statements
(continued)
The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
Pennsylvania $6,620,654
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Pennsylvania
Interest rate Futures contracts - - Payable for variation margin on futures contracts*
$(66,706)
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
Pennsylvania Interest Rate Future contracts $642,873 $(124,186)

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/23
Year Ended
5/31/22
Arizona Shares Amount Shares Amount
Subscriptions:
Class A 2,051,157 $20,387,809 2,072,770 $23,261,282
Class A - automatic conversion of Class C2
(1)
— — 23,101 262,895
Class C 26,133 259,557 63,569 708,170
Class I 4,922,093 49,184,149 3,319,665 36,753,475
Total subscriptions 6,999,383 69,831,515 5,479,105 60,985,822
Reinvestments of distributions:
Class A 139,816 1,393,804 119,384 1,318,681
Class C 5,217 51,956 4,362 48,178
Class I 181,736 1,814,523 139,953 1,547,838
Total reinvestments of distributions 326,769 3,260,283 263,699 2,914,697
Redemptions:
Class A (1,813,920) (18,187,304) (2,961,586) (32,035,123)
Class C (131,746) (1,328,915) (126,907) (1,380,640)
Class C2 - automatic conversion to Class A
(1)
— — (23,104) (262,924)
Class I (5,160,682) (51,523,022) (3,711,652) (40,056,709)
Total redemptions (7,106,348) (71,039,241) (6,823,249) (73,735,396)
Net increase (decrease) 219,804 $2,052,557 (1,080,445) $(9,834,877)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/23
Year Ended
5/31/22
Colorado Shares Amount Shares Amount
Subscriptions:
Class A 3,715,243 $37,169,527 2,943,050 $32,469,646
Class A - automatic conversion of Class C2
(1)
— — 26,536 301,447
Class C 121,790 1,223,418 176,485 1,963,466
Class I 15,675,217 156,198,156 13,604,067 148,321,745
Total subscriptions 19,512,250 194,591,101 16,750,138 183,056,304
Reinvestments of distributions:
Class A 430,858 4,304,292 339,956 3,746,463
Class C 23,942 238,675 16,062 176,390
Class I 661,499 6,603,180 456,245 5,013,732
Total reinvestments of distributions 1,116,299 11,146,147 812,263 8,936,585
Redemptions:
Class A (5,176,688) (51,522,909) (6,134,300) (66,223,266)
Class C (551,359) (5,489,667) (427,522) (4,655,310)
Class C2 - automatic conversion to Class A
(1)
— — (26,631) (301,469)
Class I (17,135,622) (169,690,446) (13,362,386) (143,375,199)
Total redemptions (22,863,669) (226,703,022) (19,950,839) (214,555,244)
Net increase (decrease) (2,235,120) $(20,965,774) (2,388,438) $(22,562,355)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Year Ended
5/31/23
Year Ended
5/31/22
Maryland Shares Amount Shares Amount
Subscriptions:
Class A 1,732,808 $16,944,239 1,667,834 $18,304,361
Class A - automatic conversion of Class C 3,638 35,822 1,504 15,559
Class A - automatic conversion of Class C2
(1)
— — 45,679 508,861
Class C 124,262 1,197,719 80,738 883,421
Class I 9,751,842 94,300,283 6,998,820 72,927,166
Total subscriptions 11,612,550 112,478,063 8,794,575 92,639,368
Reinvestments of distributions:
Class A 189,893 1,843,365 176,548 1,908,567
Class C 9,480 91,602 8,342 89,805
Class I 336,648 3,265,790 264,847 2,857,224
Total reinvestments of distributions 536,021 5,200,757 449,737 4,855,596
Redemptions:
Class A (2,321,548) (22,592,017) (2,858,181) (30,325,258)
Class C (383,042) (3,698,922) (248,672) (2,691,879)
Class C - automatic conversion to Class A (3,652) (35,822) (1,511) (15,559)
Class C2 - automatic conversion to Class A
(1)
— — (45,802) (508,866)
Class I (10,503,222) (101,271,036) (6,488,495) (67,799,498)
Total redemptions (13,211,464) (127,597,797) (9,642,661) (101,341,060)
Net increase (decrease) (1,062,893) $(9,918,977) (398,349) $(3,846,096)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/23
Year Ended
5/31/22
New Mexico Shares Amount Shares Amount
Subscriptions:
Class A 648,962 $6,106,307 799,025 $8,444,462
Class A - automatic conversion of Class C2
(1)
— — 22,189 238,749
Class C 18,129 174,440 28,936 309,814
Class I 1,229,435 11,775,553 1,060,505 11,229,649
Total subscriptions 1,896,526 18,056,300 1,910,655 20,222,674
Reinvestments of distributions:
Class A 109,661 1,045,044 104,098 1,086,989
Class C 2,757 26,305 2,891 30,311
Class I 60,147 575,552 53,168 557,947
Total reinvestments of distributions 172,565 1,646,901 160,157 1,675,247
Redemptions:
Class A (1,765,283) (16,873,649) (812,059) (8,443,863)
Class C (55,593) (531,702) (78,376) (817,825)
Class C2 - automatic conversion to Class A
(1)
— — (22,192) (238,782)
Class I (1,261,254) (12,057,045) (1,203,306) (12,376,799)
Total redemptions (3,082,130) (29,462,396) (2,115,933) (21,877,269)
Net increase (decrease) (1,013,039) $(9,759,195) (45,121) $20,652
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Year Ended
5/31/23
Year Ended
5/31/22
Pennsylvania Shares Amount Shares Amount
Subscriptions:
Class A 6,919,131 $69,090,468 7,382,134 $80,610,513
Class A - automatic conversion of Class C 10,021 101,368 — —
Class A - automatic conversion of Class C2
(1)
— — 95,082 1,090,586
Class C 148,776 1,460,760 232,891 2,640,845
Class I 9,550,702 96,053,778 8,925,918 98,714,459
Total subscriptions 16,628,630 166,706,374 16,636,025 183,056,403
Reinvestments of distributions:
Class A 396,743 4,006,067 325,290 3,639,088
Class C 23,012 231,339 20,352 227,177
Class I 486,841 4,905,693 417,890 4,668,626
Total reinvestments of distributions 906,596 9,143,099 763,532 8,534,891
Redemptions:
Class A (9,031,447) (90,451,789) (6,169,345) (66,339,963)
Class C (514,063) (5,184,508) (458,399) (5,055,994)
Class C - automatic conversion to Class A (10,064) (101,368) — —
Class C2 - automatic conversion to Class A
(1)
— — (95,422) (1,090,674)
Class I (13,495,505) (135,674,537) (8,713,782) (94,082,122)
Total redemptions (23,051,079) (231,412,202) (15,436,948) (166,568,753)
Net increase (decrease) (5,515,853) $(55,562,729) 1,962,609 $25,022,541
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/23
Year Ended
5/31/22
Virginia Shares Amount Shares Amount
Subscriptions:
Class A 5,139,065 $51,909,025 4,544,538 $50,359,802
Class A - automatic conversion of Class C 1,654 17,072 — —
Class A - automatic conversion of Class C2
(1)
— — 100,007 1,167,081
Class C 146,780 1,503,452 194,662 2,201,243
Class I 20,289,097 205,207,486 17,257,773 188,141,818
Total subscriptions 25,576,596 258,637,035 22,096,980 241,869,944
Reinvestments of distributions:
Class A 415,669 4,222,645 388,582 4,383,034
Class C 23,769 241,273 19,867 224,065
Class I 609,495 6,177,485 519,332 5,835,608
Total reinvestments of distributions 1,048,933 10,641,403 927,781 10,442,707
Redemptions:
Class A (7,719,243) (78,101,557) (7,847,897) (85,287,609)
Class C (579,284) (5,880,926) (502,110) (5,659,384)
Class C - automatic conversion to Class A (1,656) (17,072) — —
Class C2 - automatic conversion to Class A
(1)
— — (100,181) (1,167,115)
Class I (24,906,961) (249,985,906) (16,931,503) (183,002,390)
Total redemptions (33,207,144) (333,985,461) (25,381,691) (275,116,498)
Net increase (decrease) (6,581,615) $(64,707,023) (2,356,930) $(22,803,847)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 176,683,036 $ 484,784 $ (8,378,800) $ (7,894,016)
Colorado
460,279,422 2,763,873 (11,597,835) (8,833,962)
Maryland
257,226,943 1,304,789 (13,313,345) (12,008,556)
New Mexico
78,694,119 214,307 (3,225,645) (3,011,338)
Pennsylvania
473,302,539 17,837,825 (48,647,179) (30,809,354)
Virginia
494,090,412 10,494,853 (17,448,920) (6,954,067)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 511,420 $ — $ — $ (7,894,016) $ (9,643,026) $ — $ (389,757) $ (17,415,379)
Colorado
2,100,780 — — (8,833,962) (34,004,430) — (1,246,490) (41,984,102)
Maryland
1,657,601 1,090 — (12,008,556) (16,001,279) — (1,325,006) (27,676,150)
New Mexico
246,414 — — (3,011,338) (4,792,684) — (189,151) (7,746,759)
Pennsylvania
1,368,932 — — (30,809,353) (6,558,889) — (1,030,217) (37,029,527)
Virginia
2,202,755 238 — (6,954,067) (47,078,978) — (1,315,658) (53,145,710)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2023 through May 31, 2023 and paid on June 1, 2023.
5/31/23 5/31/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Arizona
$ 4,401,272 $ 5,482 $ — $ 4,299,275 $ — $ —
Colorado
12,950,227 — — 10,663,964 1,542 —
Maryland
7,115,676 200,360 — 6,733,750 698 —
New Mexico
2,047,077 — — 2,202,827 — —
Pennsylvania
12,081,070 51,651 — 11,830,421 9,490 —
Virginia
14,172,270 56,951 — 14,060,364 3,953 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of May 31, 2023, the complex-level fee rate for each Fund was as follows:
Fund
Short-Term Long-Term Total
Arizona
$ 3,548,479 $ 6,094,547 $ 9,643,026
Colorado
10,189,624 23,814,806 34,004,430
Maryland
6,304,623 9,696,656 16,001,279
New Mexico
1,369,173 3,423,511 4,792,684
Pennsylvania
1,746,408 4,812,481 6,558,889
Virginia
17,351,485 29,727,493 47,078,978
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Notes to Financial Statements
(continued)
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Complex-Level Fee
Arizona
0.1597%
Colorado
0.1644%
Maryland
0.1597%
New Mexico
0.1597%
Pennsylvania
0.1597%
Virginia
0.1597%
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 15,876,184 $ 15,286,161 $ (2,362,971)
Colorado
30,508,386 35,069,122 (3,329,057)
Maryland
5,488,238 2,801,606 (333,436)
New Mexico
— 1,473,950 (199,071)
Pennsylvania
— — —
Virginia
29,133,315 34,107,549 (3,932,829)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Arizona
$ 102,265 $ 99,044
Colorado
271,691 254,740
Maryland
77,801 74,299
New Mexico
27,272 25,669
Pennsylvania
66,989 64,339
Virginia
136,892 134,151

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid
Fund
Commission
Advances
(Unaudited)
Arizona
$ 81,044
Colorado
158,967
Maryland
56,924
New Mexico
16,333
Pennsylvania
52,958
Virginia
127,863
Fund
12b-1 Fees
Retained
(Unaudited)
Arizona
$ —
Colorado
14,612
Maryland
7,128
New Mexico
—
Pennsylvania
17,850
Virginia
17,957
Fund
CDSC
Retained
(Unaudited)
Arizona
$ 9,724
Colorado
26,193
Maryland
13,268
New Mexico
9,566
Pennsylvania
28,359
Virginia
20,922

Notes to Financial Statements
(continued)
administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Arizona
$ —
Colorado
2,600,000
Maryland
4,000,000
New Mexico
2,050,844
Pennsylvania
10,805,737
Virginia
8,400,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
— $ — — %
Colorado
8 1,368,825 5.16
Maryland
14 3,500,589 5.03
New Mexico
9 1,155,450 5.81
Pennsylvania
26 3,164,310 4.67
Virginia
19 4,185,439 4.11

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Arizona $ —
Colorado —
Maryland —
New Mexico —
Pennsylvania —
Virginia —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Arizona Municipal Bond Fund (the “Arizona Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2022 and March 31, 2023 and second quartile for the three- and five-year periods ended December 31, 2022 and March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For Nuveen Colorado Municipal Bond Fund (the “Colorado Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and March 31, 2023 and first quartile for the five-year periods ended December 31, 2022 and March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory
Agreements.
For Nuveen Maryland Municipal Bond Fund (the “Maryland Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-year period ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer
Group for the one-year period ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the three-year period and third quartile for the five-year period ended March 31, 2023. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New Mexico Municipal Bond Fund (the “New Mexico Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its
Performance Peer Group for the one- and five-year periods ended December 31, 2022 and first quartile for the three-year period ended December
31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Pennsylvania Municipal Bond Fund (the “Pennsylvania Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its
Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile of its Performance Peer Group for the five-
year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the three-year period and first quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Virginia Municipal Bond Fund (the “Virginia Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer
Group for such periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended
March 31, 2023 and third quartile for the five-year period ended March 31, 2023. In its review, the Board recognized that the Performance Peer
Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Arizona Fund and the New Mexico Fund each had a net management fee that was higher than the respective peer average, but a net total expense ratio that was in line with the respective peer average; and (b) the Colorado
Fund, the Maryland Fund, the Pennsylvania Fund and the Virginia Fund each had a net management fee that was slightly higher than the respective peer average, but a net total expense ratio that was below the respective peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021). The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
138
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
138
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
138

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
138
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
138
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
138
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
138

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
138
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
138
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
138
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Justin M. Pfaff
1981
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2023 Managing Director, Advisory Product, Nuveen (since 2016). Chartered Financial
Analyst.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director of Nuveen (since 2022); formerly, Vice President (2014-2022),
Chief Compliance Officer (2017-2022); Deputy Chief Compliance Officer (2014-
2017) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); formerly, Vice President (2007-2021) and Secretary (2016-2021), of NWQ
Investment Management Company, LLC and Santa Barbara Asset Management,
LLC; Vice President and Secretary of Winslow Capital Management, LLC (since
2010); Executive Vice President (since 2023) and Secretary (since 2016) of Nuveen
Alternative Investments, LLC, formerly Senior Managing Director (2017-2023).
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Principal Financial Officer, Principal Accounting Officer
and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds,
the TIAA Separate Account VA-1 and the Principal Financial Officer, Principal
Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF Accounts;
has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since
2020); Vice President (since 2010) and Associate General Counsel (since 2019) of
Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS2-0523P 2956450-INV-Y-07/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Colorado Municipal Bond Fund	37,988	0	0	0
Nuveen Arizona Municipal Bond Fund	37,988	0	0	0
Nuveen Pennsylvania Municipal Bond Fund	37,988	0	0	0
Nuveen Virginia Municipal Bond Fund	37,988	0	0	0
Nuveen New Mexico Municipal Bond Fund	37,988	0	0	0
Nuveen Maryland Municipal Bond Fund	37,988	0	0	0

Total	$227,928	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Colorado Municipal Bond Fund	0%	0%	0%	0%
Nuveen Arizona Municipal Bond Fund	0%	0%	0%	0%
Nuveen Pennsylvania Municipal Bond Fund	0%	0%	0%	0%
Nuveen Virginia Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Mexico Municipal Bond Fund	0%	0%	0%	0%
Nuveen Maryland Municipal Bond Fund	0%	0%	0%	0%

May 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Colorado Municipal Bond Fund	37,025	0	28	0
Nuveen Arizona Municipal Bond Fund	35,975	0	11	0
Nuveen Pennsylvania Municipal Bond Fund	37,025	0	29	0
Nuveen Virginia Municipal Bond Fund	37,025	0	34	0
Nuveen New Mexico Municipal Bond Fund	35,975	0	5	0
Nuveen Maryland Municipal Bond Fund	35,975	0	15	0

Total	$219,000	$0	$121	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Colorado Municipal Bond Fund	0%	0%	0%	0%
Nuveen Arizona Municipal Bond Fund	0%	0%	0%	0%
Nuveen Pennsylvania Municipal Bond Fund	0%	0%	0%	0%
Nuveen Virginia Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Mexico Municipal Bond Fund	0%	0%	0%	0%
Nuveen Maryland Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust I	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust I	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Colorado Municipal Bond Fund	0	0	0	0
Nuveen Arizona Municipal Bond Fund	0	0	0	0
Nuveen Pennsylvania Municipal Bond Fund	0	0	0	0
Nuveen Virginia Municipal Bond Fund	0	0	0	0
Nuveen New Mexico Municipal Bond Fund	0	0	0	0
Nuveen Maryland Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Colorado Municipal Bond Fund	28	0	0	28
Nuveen Arizona Municipal Bond Fund	11	0	0	11
Nuveen Pennsylvania Municipal Bond Fund	29	0	0	29
Nuveen Virginia Municipal Bond Fund	34	0	0	34
Nuveen New Mexico Municipal Bond Fund	5	0	0	5
Nuveen Maryland Municipal Bond Fund	15	0	0	15

Total	$121	$0	$0	$121

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: August 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: August 3, 2023